                                               1933 Act Registration No. 2-78148

   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 30, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      FORM N-1A
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                             Pre-Effective Amendment No.
                                                        -----
                          Post-Effective Amendment No.  22
                                                      -----

                                        AND/OR

                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940
                                    Amendment No.
                                                -----
                           (Check appropriate box or boxes)

                          FORTIS TAX-FREE PORTFOLIOS, INC.
                 (Exact Name of Registrant as Specified in Charter)

                                500 Bielenberg Drive
                              Woodbury, Minnesota  55125
                 (Address of Principal Executive Offices, Zip Code)

                                   (612) 738-4000
                (Registrant's Telephone Number, including Area Code)

                               Scott R. Plummer, Esq.
                                500 Bielenberg Drive
                             Woodbury, Minnesota  55125
                      (Name and Address of Agent for Service)

                                      COPY TO:
                              Michael J. Radmer, Esq.
                                Dorsey & Whitney LLP
                               220 South Sixth Street
                         Minneapolis, Minnesota  55402-1498

It is proposed that this filing will become effective (check appropriate box):

               immediately upon filing pursuant to paragraph (b) of Rule 485
     ---------
          X    on February 2, 1998 pursuant to paragraph (b) of Rule 485
     ---------
               75 days after filing pursuant to paragraph (a) of Rule 485
     ---------
               60 days after filing pursuant to paragraph (a) of Rule 485
     ---------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           FORTIS TAX-FREE PORTFOLIOS, INC.
                         Registration Statement on Form N-1A

                            -----------------------------
                                Cross Reference Sheet
                                Pursuant to Rule 481(a)
                            -----------------------------


ITEM NO.                                     PROSPECTUS HEADING
--------                                     ------------------
1.   Cover Page. . . . . . . . . . . . . . . Cover Page (no caption)
2.   Synopsis. . . . . . . . . . . . . . . . Summary of Portfolio Expenses
3.   Financial Highlights. . . . . . . . . . Financial Highlights
4.   General Description of Registrant. . .  Organization and Classification;
                                             Investment Objectives and Policies
5.   Management of the Fund. . . . . . . . . Management
6.   Capital Stock and Other Securities . .  Capital Stock; Shareholder
                                             Inquiries; Dividends and Capital
                                             Gain Distributions; Taxation
7.   Purchase of Securities Being Offered .  How to Buy Portfolio Shares;
                                             Valuation of Securities
8.   Redemption or Repurchase  . . . . . . . Redemption
9.   Pending Legal Proceedings . . . . . . . None

HEADING                                      STATEMENT OF ADDITIONAL INFORMATION
-------                                      -----------------------------------
10.  Cover Page. . . . . . . . . . . . . . . Cover Page (no caption)
11.  Table of Contents . . . . . . . . . . . Table of Contents
12.  General Information and History . . . . Organization and Classification
13.  Investment Objectives and Policies . .  Investment Objectives and Policies
14.  Management of the Fund. . . . . . . . . Directors and Executive Officers
15.  Control Persons and Principal
     Holders of Securities . . . . . . . . . Capital Stock
16.  Investment Advisory and Other
     Services. . . . . . . . . . . . . . . . Investment Advisory and Other
                                             Services
17.  Brokerage Allocation and Other
     Practices . . . . . . . . . . . . . . . Portfolio Transactions and
                                             Allocation of Brokerage
18.  Capital Stock and Other Securities . .  Capital Stock
19.  Purchase, Redemption and Pricing
     of Securities Being Offered. . . . . .  Computation of Net Asset Value and
                                             Pricing; Special Purchase Plans;
                                             Redemption
20.  Tax Status. . . . . . . . . . . . . . . Taxation
21.  Underwriters. . . . . . . . . . . . . . Underwriter
22.  Calculations of Performance Data. . . . Performance
23.  Financial Statements. . . . . . . . . . Financial Statements

DATED FEBRUARY 1, 1998

MAILING ADDRESS:
P.O. Box 64284
St. Paul
Minnesota 55164

STREET ADDRESS:
500 Bielenberg Drive
Woodbury
Minnesota 55125

Telephone: (612) 738-4000
Toll Free: (800) 800-2638, Ext. 3012

-------------------------------------------------------

 FORTIS TAX-FREE
 PORTFOLIOS, INC.
 PROSPECTUS
(A fund with two separate portfolios
each investing primarily in securities
generating tax-exempt income)


------------------------------------------
National Portfolio
----------------------------------
Minnesota Portfolio
----------------------------------


THIS PROSPECTUS CONCISELY SETS FORTH THE INFORMATION A PROSPECTIVE INVESTOR SHOULD KNOW ABOUT THE FUND BEFORE INVESTING. INVESTORS SHOULD RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. THE FUND HAS FILED A STATEMENT OF ADDITIONAL INFORMATION (ALSO DATED FEBRUARY 1, 1998) WITH THE SECURITIES AND EXCHANGE COMMISSION. THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE FREE OF CHARGE FROM FORTIS INVESTORS, INC. ("INVESTORS") AT THE ABOVE MAILING ADDRESS OF THE FUND, AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS IN ACCORDANCE WITH THE COMMISSION'S RULES. THE COMMISSION MAINTAINS A WORLD WIDE WEB SITE THAT CONTAINS REPORTS AND INFORMATION REGARDING ISSUERS THAT FILE ELECTRONICALLY WITH THE COMMISSION. THE ADDRESS OF SUCH SITE IS "HTTP://WWW.SEC.GOV."


SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FORTIS-REGISTERED TRADEMARK- and
Fortis-Registered Trademark- are
registered                                FORTIS
servicemarks of Fortis AMEV and Fortis    SOLID ANSWERS FOR A CHANGING
AG.                                       WORLD-REGISTERED TRADEMARK-

RISK FACTORS


An investment in either Portfolio involves certain risks. These include the following:


INTEREST RATE RISK. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because the Portfolios invest in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in the Portfolios bear the risk that increases in market interest rates will cause the value of their Portfolio's investments to decline.

In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of a Portfolio which invests in securities with longer weighted average maturities should be expected to have greater volatility in periods of changing market interest rates than that of a Portfolio which invests in securities with shorter weighted average maturities.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Because the Portfolios invest in debt securities, they are subject to credit risk.

The ratings and certain other requirements which apply to the Portfolios' permitted investments, as described elsewhere in this Prospectus, are intended to limit the amount of credit risk undertaken by the Portfolios. Nevertheless, shareholders in the Portfolios bear the risk that payment defaults could cause the value of their Portfolio's investments to decline.

CALL RISK. Many municipal bonds may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for an issuer to call its bonds if they can be refinanced through the issuance of new bonds which bear a lower interest rate than that of the called bonds. Call risk is the risk that bonds will be called during a period of declining market interest rates so that such refinancings may take place.

If a bond held by a Portfolio is called during a period of declining interest rates, the Portfolio probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Portfolio's income. To the extent that the Portfolios invest in callable bonds, Portfolio shareholders bear the risk that reductions in income will result from the call of bonds.


STATE AND LOCAL POLITICAL AND ECONOMIC CONDITIONS. The value of municipal obligations owned by a Portfolio may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect tax-exempt obligations include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenues of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services).



OTHER. Investors also should review "Investment Objectives and Policies" for information concerning risks associated with certain investment techniques which may be utilized by the Portfolios.


SUMMARY OF INVESTMENT OBJECTIVES


Fortis Tax-Free Portfolios, Inc. (the "Fund") is a mutual fund comprised of two separate investment portfolios (the "Portfolios"), each of which invests primarily in securities yielding interest that is exempt from Federal income taxes, and each of which is a separate fund with its own investment policies. A separate series of capital stock is issued for each Portfolio.


NATIONAL PORTFOLIO: The investment objective of the Portfolio is to maximize total return, to be derived primarily from current income exempt from federal income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the Portfolio.

MINNESOTA PORTFOLIO: The investment objective of the Portfolio is to maximize total return, to be derived primarily from current income exempt from both federal and Minnesota income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the Portfolio.


Each Portfolio offers its shares in five classes (A, B, H, C, and E), each with different sales arrangements and expenses.


For more information on the investment objectives and policies of the Portfolios, as well as risks involved in investing, see "Investment Objectives and Policies; Risk Considerations."

TABLE OF CONTENTS


                                                                            PAGE
Risk Factors..............................................................     2
Summary of Investment Objectives..........................................     2
Class Shares..............................................................     3
Summary of Portfolio Expenses.............................................     4
Financial Highlights......................................................     5
Organization and Classification...........................................     7
Investment Objectives and Policies; Risk Considerations...................     7
    - Tax Exempt Bonds....................................................     8
    - Miscellaneous Investment Practices..................................     9
Management................................................................    11
    - Board of Directors..................................................    11
    - The Investment Adviser/Transfer Agent/ Dividend Agent...............    11
    - Portfolio Management................................................    11
    - Brokerage Allocation................................................    11
The Underwriter and Distribution Expenses.................................    11
Valuation of Securities...................................................    12
Capital Stock.............................................................    12
Dividends and Capital Gains Distributions.................................    12
Taxation..................................................................    12
    - Federal Income Taxation.............................................    12
    - Minnesota Income Taxation...........................................    13
How To Buy Portfolio Shares...............................................    13
    - General Purchase Information........................................    13
    - Alternative Purchase Arrangements...................................    14
    - Class A and E Shares--Initial Sales Charge Alternative..............    14
    - Class B and H Shares--Contingent Deferred Sales Charge
        Alternative.......................................................    15
    - Class C Shares--Level Sales Charge Alternative......................    16
Redemption................................................................    17
    - Contingent Deferred Sales Charge....................................    17
Shareholder Inquiries.....................................................    19
Appendix--Tax-Exempt Bond Ratings.........................................    19
Account Application.......................................................    21
ACH Authorization Agreement...............................................    24


No broker-dealer, sales representative, or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and if given or made, such information or representations must not be relied upon as having been authorized by the Fund or Investors. This Prospectus does not constitute an offer or solicitation by anyone in any state in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any person to whom it is unlawful to make such offer or solicitation.

CLASS SHARES

The Fund offers investors the choice of five classes of shares with different sales charges and expenses. These alternatives permit choosing the most beneficial method of purchasing shares given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances.

CLASS A AND E SHARES. Generally, an investor who purchases Class A and E shares pays a sales charge at the time of purchase. As a result, Class A and E shares are not subject to any charges when they are redeemed (except for sales at net asset value in excess of $1 million which may be subject to a contingent deferred sales charge). The initial sales charge may be reduced or waived for certain purchases. Class A shares are also subject to an annual Rule 12b-1 fee of .25% of average daily net assets attributable to Class A shares. This fee is lower than the other classes having Rule 12b-1 fees (all but Class E) and therefore Class A shares have lower expenses and pay higher dividends. See "How to Buy Fund Shares--Class A Shares." Class E shares are not subject to a Rule 12b-1 fee and therefore have the lowest expenses and pay the highest dividends, but are only available to investors who were shareholders on November 13, 1994.

CLASS B AND H SHARES. The only difference between Class B and H shares is the percentage of dealer concession paid to dealers. This difference does not in any way affect the charges on an investor's shares. Class B and H shares both are sold without an initial sales charge, but are subject to a contingent deferred sales charge of 4% if redeemed within two years of purchase, with declining charges for redemptions thereafter up to six years after purchase. Class B and H shares are also subject to a higher annual Rule 12b-1 fee than Class A or E shares--1.00% of the Fund's average daily net assets attributable to Class B or H shares, as applicable. However, after eight years, Class B and H shares automatically will be converted to Class A shares at no charge to the investor, resulting in a lower Rule 12b-1 fee thereafter. Class B and H shares provide the benefit of putting all dollars to work from the time of investment, but will have a higher expense ratio and pay lower dividends than Class A and E shares due to the higher Rule 12b-1 fee and other class specific expenses. See "How to Buy Fund Shares--Class B and H Shares."

CLASS C SHARES. Class C shares: 1) are sold without an initial sales charge, but are subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase; 2) are subject to the higher annual Rule 12b-1 fee of 1.00% of the Fund's average daily net assets attributable to Class C shares; and 3) provide the benefit of putting all dollars to work from the time of investment, but will have a higher expense ratio and pay lower dividends than Class A or E shares due to the higher Rule 12b-1 fee and other class specific expenses. While Class C shares do not convert to Class A shares, they are subject to a lower contingent deferred sales charge than Class B or H shares and do not have to be held for as long a time to avoid paying the contingent deferred sales charge. See "How to Buy Fund Shares-- Class C Shares."

IN SELECTING WHICH CLASS OF SHARES TO PURCHASE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, (1) the length of time you expect to hold your investment, (2) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and Rule 12b-1 fees, as noted above, (3) whether you qualify for any reduction or waiver of any applicable sales charge (e.g., if you are exempt from the sales charge, you must invest in Class A shares), (4) the various exchange privileges among the different classes of shares and (5) the fact that Class B and H shares automatically convert to Class A shares eight years after purchase.

SUMMARY OF PORTFOLIO EXPENSES

The Portfolios' front-end and asset-based sales charges are within the limitations imposed by the NASD. Such charges are shown below:

SHAREHOLDER TRANSACTION EXPENSES

    MAXIMUM SALES CHARGE IMPOSED ON
               PURCHASES                   NATIONAL       MINNESOTA
  (AS A PERCENTAGE OF OFFERING PRICE)      PORTFOLIO      PORTFOLIO
---------------------------------------  -------------  --------------
Class A Shares.........................         4.5%*          4.5%*
Class B and H Shares...................        0.00%**        0.00%**
Class C Shares.........................        0.00%**        0.00%**
Class E Shares.........................         4.5%           4.5%

     MAXIMUM DEFERRED SALES CHARGE
 (AS A PERCENTAGE OF ORIGINAL PURCHASE
                 PRICE                      NATIONAL        MINNESOTA
OR REDEMPTION PROCEEDS, AS APPLICABLE)     PORTFOLIO        PORTFOLIO
---------------------------------------  --------------  ---------------
Class A Shares.........................            ***             ***
Class B and H Shares...................         4.0%            4.0%
Class C Shares.........................         1.0%            1.0%
Class E Shares.........................            ***             ***

  *SINCE THE PORTFOLIOS ALSO PAY AN ASSET BASED SALES CHARGE, LONG-TERM
   SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED BY NASD RULES.
 **CLASS B, H AND C SHARES ARE SOLD WITHOUT A FRONT END SALES CHARGE, BUT THEIR
   CONTINGENT DEFERRED SALES CHARGE AND RULE 12B-1 FEES MAY CAUSE LONG-TERM SHAREHOLDERS TO PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM PERMITTED FRONT END SALES CHARGES.
***A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IS IMPOSED ON CERTAIN REDEMPTIONS
   OF CLASS A AND E SHARES THAT WERE PURCHASED WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE. SEE "HOW TO BUY PORTFOLIO SHARES--CLASS A AND E SHARES."

ANNUAL PORTFOLIO OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)


                                                        NATIONAL PORTFOLIO
                                      ------------------------------------------------------
                                        CLASS A     CLASS B AND     CLASS C       CLASS E
                                         SHARES       H SHARES       SHARES        SHARES
                                      ------------  ------------  ------------  ------------
Management Fees.....................         .77%          .77%          .77%          .77%
12b-1 Fees..........................         .25%         1.00%         1.00%        --
Other Expenses......................         .18%          .18%          .18%          .18%
                                                                                        --
                                             ---           ---           ---
  TOTAL PORTFOLIO OPERATING
   EXPENSES.........................        1.20%         1.95%         1.95%          .95%



                                                       MINNESOTA PORTFOLIO
                                      ------------------------------------------------------
                                        CLASS A     CLASS B AND     CLASS C       CLASS E
                                         SHARES       H SHARES       SHARES        SHARES
                                      ------------  ------------  ------------  ------------
Management Fees.....................         .73%          .73%          .73%          .73%
12b-1 Fees..........................         .25%         1.00%         1.00%        --
Other Expenses......................         .23%          .23%          .23%          .23%
                                                                                        --
                                             ---           ---           ---
  TOTAL PORTFOLIO OPERATING
   EXPENSES.........................        1.21%         1.96%         1.96%          .96%


EXAMPLE

You would pay the following expenses on a $1,000 investment over various time periods assuming: (1) 5% annual return; and (2) redemption at the end of each time period. This example includes conversion of Class B and H shares to Class A shares after eight years and a waiver of deferred sales charges on Class B and H shares of 10% of the amount invested. See "Contingent Deferred Sales Charge--Class B, H, and C Shares."


                                            NATIONAL PORTFOLIO
                                   -------------------------------------
                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                   ------   -------   -------   --------
Class A Shares...................  $  57    $   81    $  108    $   184
Class B and H Shares.............  $  56    $   88    $  123    $   208
Class C Shares...................  $  30    $   61    $  105    $   227
Class E Shares...................  $  54    $   74    $   95    $   156



                                            MINNESOTA PORTFOLIO
                                   -------------------------------------
                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                   ------   -------   -------   --------
Class A Shares...................  $  57    $   82    $  109    $   185
Class B and H Shares.............  $  56    $   89    $  124    $   209
Class C Shares...................  $  30    $   62    $  106    $   229
Class E Shares...................  $  54    $   74    $   96    $   157


Assuming no redemption, the Class B, H, and C expenses on the same investment would be as follows:


                                            NATIONAL PORTFOLIO
                                   -------------------------------------
                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                   ------   -------   -------   --------
Class B and H Shares.............  $  20    $   61    $  105    $   208
Class C Shares...................  $  20    $   61    $  105    $   227



                                            MINNESOTA PORTFOLIO
                                   -------------------------------------
                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                   ------   -------   -------   --------
Class B and H Shares.............  $  20    $   62    $  106    $   209
Class C Shares...................  $  20    $   62    $  106    $   229



The purpose of the above tables is to assist you in understanding the various costs and expenses that investors in the Portfolios will bear directly or indirectly.



THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses, see "Management" and "How to Buy Portfolio Shares."

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)


The following audited financial highlights for the Portfolios should be read in conjunction with the financial statements of the applicable Portfolio and the independent auditors' report of KPMG Peat Marwick LLP found in the Fund's 1997 Annual Report to Shareholders which may be obtained without charge.


----------------------------------------------------------------------------------------------------------------------------
NATIONAL PORTFOLIO -- CLASS E SHARES
--------------------------------------------------
                                                     YEAR ENDED               THREE-MONTH              YEAR ENDED
                                                   SEPTEMBER 30,             PERIOD ENDED               JUNE 30,
                                          --------------------------------   SEPTEMBER 30,   -------------------------------
                                            1997       1996        1995          1994          1994        1993       1992
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $10.76     $10.72      $10.38        $10.46        $11.13      $10.54      $9.99
----------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income -- net..............      .55        .56         .58           .15           .60         .63        .66
  Net realized and unrealized gains
   (losses) on investments..............      .31        .04         .36          (.09)         (.64)        .59        .55
----------------------------------------------------------------------------------------------------------------------------
    Total from operations...............      .86        .60         .94           .06          (.04)       1.22       1.21
----------------------------------------------------------------------------------------------------------------------------
Distribution to shareholders:
  From investment income -- net.........     (.55)      (.56)       (.59)         (.14)         (.59)       (.62)      (.66)
  From net realized gains...............    --         --           (.01)       --              (.04)      --         --
  Excess distribution of net investment
   income...............................    --         --          --           --             --           (.01)     --
----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders.....     (.55)      (.56)       (.60)         (.14)         (.63)       (.63)      (.66)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period..........   $11.07     $10.76      $10.72        $10.38        $10.46      $11.13     $10.54
----------------------------------------------------------------------------------------------------------------------------
Total return@...........................     8.19%      5.69%       9.30%          .59%        (0.49%)     11.99%     12.46%
Net assets at end of period (000's
 omitted)...............................  $59,727    $65,237     $70,531       $74,877       $76,746     $70,754    $54,189
Ratio of expenses to average daily net
 assets.................................      .95%       .93%       1.03%          .87%*         .87%        .94%       .92%
Ratio of net investment income to
 average daily net assets...............     5.03%      5.19%       5.54%         5.74%*        5.38%       5.80%      6.40%
Portfolio turnover rate.................       71%        52%         35%           17%           25%         29%        38%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------
NATIONAL PORTFOLIO -- CLASS E SHARES
----------------------------------------    SIX-MONTH
                                           PERIOD ENDED              YEAR ENDED
                                             JUNE 30,               DECEMBER 31,
                                          --------------   ------------------------------
                                               1991          1990       1989       1988
----------------------------------------
Net asset value, beginning of period....      $9.82          $9.98      $9.85      $9.64
----------------------------------------
Operations:
  Investment income -- net..............        .32            .66        .72        .72
  Net realized and unrealized gains
   (losses) on investments..............        .17           (.15)       .13        .21
----------------------------------------
    Total from operations...............       0.49           0.51       0.85       0.93
----------------------------------------
Distribution to shareholders:
  From investment income -- net.........       (.32)          (.67)      (.72)      (.72)
  From net realized gains...............     --              --         --         --
  Excess distribution of net investment
   income...............................     --              --         --         --
----------------------------------------
Total distributions to shareholders.....       (.32)          (.67)      (.72)      (.72)
----------------------------------------
Net asset value, end of period..........      $9.99          $9.82      $9.98      $9.85
----------------------------------------
Total return@...........................       5.09%          5.33%      8.94%      9.98%
Net assets at end of period (000's
 omitted)...............................    $43,707        $41,041    $36,874    $28,985
Ratio of expenses to average daily net
 assets.................................        .95%*          .95%       .94%      1.09%
Ratio of net investment income to
 average daily net assets...............       6.58%*         6.71%      6.99%      7.17%
Portfolio turnover rate.................         25%            90%        86%       120%
----------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                          CLASS A SHARES             CLASS B SHARES             CLASS C SHARES             CLASS H SHARES
                     -------------------------  -------------------------  -------------------------  -------------------------
                                                              YEAR ENDED SEPTEMBER 30
NATIONAL PORTFOLIO
                     ----------------------------------------------------------------------------------------------------------
----------------------------
                      1997     1996     1995+    1997     1996     1995+    1997     1996     1995+    1997     1996     1995+
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of
 period............. $10.75   $10.71    $9.79   $10.74   $10.70    $9.79   $10.74   $10.70    $9.79   $10.75   $10.71    $9.79
-------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income
   -- net...........    .53      .53      .49      .44      .45      .42      .43      .45      .43      .44      .45      .43
  Net realized and
   unrealized gains
   on investments...    .31      .04      .94      .31      .04      .93      .31      .04      .92      .31      .04      .93
-------------------------------------------------------------------------------------------------------------------------------
Total from
 operations.........    .84      .57     1.43      .75      .49     1.35      .74      .49     1.35      .75      .49     1.36
-------------------------------------------------------------------------------------------------------------------------------
Distributions to
 shareholders:
  From investment
   income -- net....   (.53)    (.53)    (.50)    (.44)    (.45)    (.43)    (.44)    (.45)    (.43)    (.44)    (.45)    (.43)
  From net realized
   gains............   --       --       (.01)    --       --       (.01)    --       --       (.01)    --       --       (.01)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions
 to shareholders....   (.53)    (.53)    (.51)    (.44)    (.45)    (.44)    (.44)    (.45)    (.44)    (.44)    (.45)    (.44)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
 of period.......... $11.06   $10.75   $10.71   $11.05   $10.74   $10.70   $11.04   $10.74   $10.70   $11.06   $10.75   $10.71
-------------------------------------------------------------------------------------------------------------------------------
Total return@.......   7.96%    5.46%   14.80%    7.14%    4.65%   13.96%    7.04%    4.65%   13.95%    7.13%    4.64%   14.06%
Net assets at end of
 period (000's
 omitted)........... $7,263   $6,239   $1,807   $1,287     $997     $668     $584     $223     $106   $5,111   $4,015   $1,757
Ratio of expenses to
 average daily net
 assets.............   1.20%    1.18%    1.28%*   1.95%    1.93%    2.03%*   1.95%    1.93%    2.03%*   1.95%    1.93%    2.03%*
Ratio of net
 investment income
 to average daily
 net assets.........   4.78%    4.97%    5.03%*   4.02%    4.20%    4.04%*   4.05%    4.20%    4.14%*   4.03%    4.20%    4.24%*
Portfolio turnover
 rate...............     71%      52%      35%      71%      52%      35%      71%      52%      35%      71%      52%      35%
-------------------------------------------------------------------------------------------------------------------------------


 * Annualized.
 + For the period from November 14, 1994 (commencement of operations) to
   September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

----------------------------------------------------------------------------------------------------------------------------

MINNESOTA PORTFOLIO -- CLASS E SHARES
--------------------------------------------------------------
                                                     YEAR ENDED               THREE-MONTH              YEAR ENDED
                                                   SEPTEMBER 30,             PERIOD ENDED               JUNE 30,
                                          --------------------------------   SEPTEMBER 30,   -------------------------------
                                            1997       1996        1995          1994          1994        1993       1992
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $10.28     $10.32      $10.08        $10.15        $10.65      $10.16      $9.78
----------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income -- net..............      .53        .55         .57           .15           .59         .61        .64
  Net realized and unrealized gains
   (losses) on investments..............      .18       (.04)        .24          (.08)         (.51)        .49        .38
----------------------------------------------------------------------------------------------------------------------------
    Total from operations...............      .71        .51         .81           .07           .08        1.10       1.02
----------------------------------------------------------------------------------------------------------------------------
Distribution to shareholders:
  From investment income -- net.........     (.53)      (.55)       (.57)         (.14)         (.58)       (.61)      (.64)
  From net realized gains...............    --         --          --           --             --           --         --
----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders.....     (.53)      (.55)       (.57)         (.14)         (.58)       (.61)      (.64)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period..........   $10.46     $10.28      $10.32        $10.08        $10.15      $10.65     $10.16
----------------------------------------------------------------------------------------------------------------------------
Total return@...........................     7.10%      5.01%       8.35%          .72%          .64%      11.17%     10.71%
Net assets end of period (000s
 omitted)...............................  $43,584    $49,262     $52,603       $54,560       $54,854     $52,271    $38,586
Ratio of expenses to average daily net
 assets.................................      .96%       .93%        .98%          .85%*         .85%        .89%       .90%
Ratio of net investment income to
 average daily net assets...............     5.14%      5.34%       5.60%         5.69%*        5.51%       5.82%      6.37%
Portfolio turnover rate.................       61%        41%         27%            8%           11%         17%        10%

----------------------------------------
MINNESOTA PORTFOLIO -- CLASS E SHARES
----------------------------------------    SIX-MONTH
                                           PERIOD ENDED              YEAR ENDED
                                             JUNE 30,               DECEMBER 31,
                                          --------------   ------------------------------
                                               1991          1990       1989       1988
----------------------------------------
Net asset value, beginning of period....      $9.68          $9.73      $9.65      $9.46
----------------------------------------
Operations:
  Investment income -- net..............        .31            .63        .68        .68
  Net realized and unrealized gains
   (losses) on investments..............        .11           (.05)       .08        .20
----------------------------------------
    Total from operations...............        .42            .58        .76        .88
----------------------------------------
Distribution to shareholders:
  From investment income -- net.........       (.32)          (.63)      (.68)      (.69)
  From net realized gains...............     --               --         --         --
----------------------------------------
Total distributions to shareholders.....       (.32)          (.63)      (.68)      (.69)
----------------------------------------
Net asset value, end of period..........      $9.78          $9.68      $9.73      $9.65
----------------------------------------
Total return@...........................       4.36%          6.20%      8.19%      9.60%
Net assets end of period (000s
 omitted)...............................    $29,449        $26,481    $24,720    $15,909
Ratio of expenses to average daily net
 assets.................................        .97%*          .98%       .98%      1.00%
Ratio of net investment income to
 average daily net assets...............       6.47%*         6.56%      6.70%      6.63%
Portfolio turnover rate.................          8%            63%        36%        61%



-------------------------------------------------------------------------------------------------------------------------------
                          CLASS A SHARES             CLASS B SHARES             CLASS C SHARES             CLASS H SHARES
                     -------------------------  -------------------------  -------------------------  -------------------------
                                                              YEAR ENDED SEPTEMBER 30
                     ----------------------------------------------------------------------------------------------------------
MINNESOTA PORTFOLIO
----------------------------
                      1997     1996     1995+    1997     1996     1995+    1997     1996     1995+    1997     1996     1995+
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of
 period............. $10.26   $10.30    $9.55   $10.24   $10.27    $9.55   $10.26   $10.30    $9.55   $10.26   $10.30    $9.55
-------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income
   -- net...........    .50      .52      .48      .42      .45      .41      .42      .44      .42      .42      .44      .41
  Net realized and
   unrealized gains
   (losses) on
   investments......    .18     (.04)     .76      .18     (.04)     .73      .18     (.04)     .75      .18     (.04)     .76
-------------------------------------------------------------------------------------------------------------------------------
Total from
 operations.........    .68      .48     1.24      .60      .41     1.14      .60      .40     1.17      .60      .40     1.17
-------------------------------------------------------------------------------------------------------------------------------
Distributions to
 shareholders:
  From investment
   income -- net....   (.51)    (.52)    (.49)    (.42)    (.44)    (.42)    (.42)    (.44)    (.42)    (.42)    (.44)    (.42)
  From net realized
   gains............     --       --       --       --       --       --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions
 to shareholders....   (.51)    (.52)    (.49)    (.42)    (.44)    (.42)    (.42)    (.44)    (.42)    (.42)    (.44)    (.42)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
 of period.......... $10.43   $10.26   $10.30   $10.42   $10.24   $10.27   $10.44   $10.26   $10.30   $10.44   $10.26   $10.30
-------------------------------------------------------------------------------------------------------------------------------
Total return@.......   6.66%    4.78%   13.15%    6.01%    4.04%   12.10%    6.00%    4.00%   12.31%    6.00%    3.93%   12.42%
Net assets at end of
 period (000's
 omitted)........... $3,689   $1,822     $884   $1,301   $1,109     $180     $232     $210     $143   $1,227   $1,061     $638
Ratio of expenses to
 average daily net
 assets.............   1.21%    1.18%    1.23%*   1.96%    1.93%    1.98%*   1.96%    1.93%    1.98%*   1.96%    1.93%    1.98%*
Ratio of net
 investment income
 to average daily
 net assets.........   4.89%    5.07%    5.10%*   4.14%    4.34%    4.37%*   4.14%    4.31%    4.28%*   4.14%    4.33%    4.29%*
Portfolio turnover
 rate...............     61%      41%      27%      61%      41%      27%      61%      41%      27%      61%      41%      27%
-------------------------------------------------------------------------------------------------------------------------------


 * Annualized.
 + For the period from November 14, 1994 (commencement of operations) to
   September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

The Portfolios may advertise their "cumulative total return," "average annual total return," "systematic investment plan cumulative total return," and "systematic investment plan average annual total return," and may compare such figures to recognized indices. Performance figures are calculated separately for each class of shares, and figures for each class will be presented. The Portfolios may advertise their "yield." When they advertise yield, they will also advertise "average annual total return" for the most recent one, five, and ten year periods, along with other performance data. The Portfolios also may advertise their "tax equivalent yield" where yield and total return are advertised. The Portfolios may advertise relative performance as compiled by outside organizations such as Lipper Analytical or Wiesenberger, or refer to publications which have mentioned the Fund, Advisers, or their personnel, and also may advertise other performance items as set forth in the Statement of Additional Information. The performance discussion required by the Securities and Exchange Commission is found in the Fund's Annual Report to Shareholders and will be made available without charge upon request.

ORGANIZATION AND CLASSIFICATION


The Fund was incorporated under Minnesota law in 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as an "open-end management investment company".



The Fund is comprised of two separate investment portfolios-- National Portfolio and Minnesota Portfolio. The Portfolios are classified as diversified investment companies under the 1940 Act. Each Portfolio is, for investment purposes, a separate investment fund. A separate series of capital stock is issued for each Portfolio. Each share of capital stock issued with respect to a Portfolio has a pro-rata interest in the assets of that Portfolio and has no interest in the assets of any other Portfolio. Each Portfolio bears its own liabilities and also its proportionate share of the general liabilities of the Fund.


INVESTMENT OBJECTIVES AND POLICIES; RISK CONSIDERATIONS


Each Portfolio has its own investment goals, policies and investment restrictions. The investment objective of the National Portfolio is to maximize total return, to be derived primarily from current income exempt from federal income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the Portfolio. The National Portfolio will invest primarily in securities of states, territories, and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, and instrumentalities. The investment objective of the Minnesota Portfolio is to maximize total return, to be derived primarily from current income exempt from both federal and Minnesota income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the Portfolio. The Minnesota Portfolio will invest primarily in securities which are issued by the State of Minnesota, its agencies, instrumentalities, and political subdivisions. There is no assurance that the investment objectives of either Portfolio will be achieved. The investment objectives of the Portfolios and, except as otherwise noted, their investment policies, may be changed without shareholder approval. Any change in a Portfolio's investment objective may result in the Portfolio having an investment objective which is different from that which an investor deemed appropriate to his or her objectives at the time of investment.



The Portfolios will seek to achieve their investment objectives by investing primarily in Tax Exempt Bonds. For purposes of the National Portfolio, "Tax Exempt Bonds" means any debt obligation generating interest income that is, in the opinion of bond counsel, exempt from federal income tax. For purposes of the Minnesota Portfolio, "Tax Exempt Bonds" means any debt obligation generating interest income that, in the opinion of bond counsel, is not includable in gross income for Federal income tax purposes or in taxable net income of individuals, estates, and trusts for Minnesota income tax purposes.



As policies which may not be changed without shareholder approval, except for defensive purposes: the National Portfolio will invest at least 80% of its net assets in securities that generate interest that is not includable in gross income for federal income tax purposes and is not an item of tax preference for purposes of the federal alternative minimum tax; the Minnesota Portfolio will invest at least 80% of its net assets in securities that generate interest that is not includable in federal gross income or in taxable net income of individuals, estates, and trusts for Minnesota income tax purposes and is not an item of tax preference for purposes of the Federal or State of Minnesota alternative minimum tax. (Ninety-five percent or more of the exempt-interest dividends paid by the Minnesota Portfolio will be derived from interest income on obligations of the State of Minnesota or its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities.).


A policy which may not be changed without shareholder approval is that at least 90% of the Tax Exempt Bonds purchased by each Portfolio will be of "investment grade" quality. This means that they will be rated, at the time of purchase, within the four highest grades assigned by either Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa) or Standard & Poor's Ratings Services ("Standard & Poor's") (AAA, AA, A or BBB) or will be unrated securities which at the time of purchase are judged by Fortis Advisers, Inc. ("Advisers") to be of comparable quality to securities rated within such four highest grades. Securities rated Baa or BBB are medium grade, involve some speculative elements and are the lowest investment grade available. Securities rated BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. Securities rated below BBB (non-investment grade securities) are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Participation in lower-rated securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary market. For a more detailed discussion of the risks connected with such investments, see "Investment Objectives and Policies--Risks of

Transactions in High-Yielding Securities" in the Statement of Additional Information. The Portfolios may retain a portfolio security whose rating has changed if the security otherwise meets the Portfolios' respective investment objectives and investment criteria.

A description of the ratings of tax exempt securities of Moody's and of Standard & Poor's is set forth in the Appendix.

Rated, as well as unrated, Tax Exempt Bonds will be analyzed by Advisers on the basis of available information as to creditworthiness and with a view to various qualitative factors and trends affecting Tax Exempt Bonds generally. It should be noted, however, that the amount of information about the financial condition of an issuer of Tax Exempt Bonds may not be as extensive as that which is made available by many corporations whose securities are more actively traded. While the Portfolios are free to invest in securities of any maturity, it is expected that the average maturity of the Portfolios will generally range from seven to 20 years.

The Portfolios may invest without limitation in taxable obligations on a temporary, defensive basis due to market conditions. Such taxable obligations, whether purchased for temporary or liquidity purposes or on a defensive basis, may include: obligations of the U.S. government, its agencies or instrumentalities; other debt securities rated within the four highest grades by either Moody's or Standard & Poor's; commercial paper rated in the highest grade by either of such rating services (Prime-1 or A-1, respectively); certificates of deposit and bankers' acceptances of domestic banks which have assets of over $1 billion; variable amount master demand notes; and repurchase agreements with respect to any of the foregoing investments. The Portfolios may also hold their respective assets in cash.

TAX EXEMPT BONDS

Tax Exempt Bonds include primarily debt obligations of the states, their agencies, universities, boards, authorities and political subdivisions (for example, cities, towns, counties, school districts, authorities and commissions) issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, jails, mass transportation, nursing homes, parks, public buildings, recreational facilities, school facilities, streets and water and sewer works. Other public purposes for which Tax Exempt Bonds may be issued include the refunding of outstanding obligations, the anticipation of taxes or state aids, the payment of judgments, the funding of student loans, community redevelopment, district heating, the purchase of street maintenance and firefighting equipment, or any authorized corporate purpose of the issuer except for the payment of current expenses. In addition, certain types of industrial development bonds may be issued by or on behalf of public corporations to finance privately operated housing facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term Tax Exempt Bonds if the interest payable thereon is, in the opinion of bond counsel, exempt from federal income taxation and, for the Minnesota Portfolio, State of Minnesota income taxation (excluding excise taxes imposed on corporations and banks and measured by income). Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial, commercial or office facilities constitute Tax Exempt Bonds, although current federal income tax laws place substantial limitations on the size of such issues.


The two principal classifications of Tax Exempt Bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or revenue source. The characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source, such as the user of the facility. Industrial development bonds are in most cases limited obligation bonds payable solely from specific revenues of the project to be financed, pledged to their payment. The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities (or the credit standing of a third-party guarantor or other credit enhancement participant, if any). There are, of course, variations in the quality of Tax Exempt Bonds, both within a particular classification and between classifications, depending on various factors. (See Appendix). The Portfolios do not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by a Portfolio.


The yields on Tax Exempt Bonds are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the Tax Exempt Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and Standard & Poor's represent their opinions as to the quality of the Tax Exempt Bonds which they undertake to rate. It should be emphasized, however, that ratings are general, not absolute, standards of quality. Consequently, Tax Exempt Bonds of the same maturity, interest rate and rating may have different yields, while Tax Exempt Bonds of the same maturity and interest rate with different ratings may have the same yield. Subsequent to their purchase by the Portfolios, particular Tax Exempt Bonds or other investments may cease to be rated or their ratings may be reduced below the minimum rating required for purchase by the Portfolios. Neither event will require the elimination of an investment from the Portfolio, but Advisers will consider such an event in its determination of whether the Portfolio should continue to hold such an investment.

As a fundamental policy, each Portfolio will not invest 25% or more of its total assets in limited obligation bonds payable only from revenues derived from facilities or projects within a single industry. As to utility companies, gas, electric, water and telephone companies will be considered as separate industries. For this purpose, municipal bonds refunded with U.S. Government securities will be treated as investments in U.S. Government securities, and are not subject to this requirement or the 5% diversification requirement under the

1940 Act. These refunded municipal bonds will however be counted toward the 80% policy described under "Investment Objectives and Policies; Risk
Considerations."


Securities in which the Portfolios may invest, including Tax Exempt Bonds, are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by Congress or the Minnesota legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest on and principal of their Tax Exempt Bonds may be materially affected.


Current economic conditions in each respective state affect both the total amount of taxes each state collects and the personal income growth within each state. Budgetary shortfalls may result in reductions in credit ratings for securities issued by the states. This may cause an increase in the yield and a decrease in the price of a security issued by a particular state. Furthermore, because local finances are dependent upon the fiscal integrity of the state and upon the same financial factors that influence state government, the credit ratings of state agencies, authorities and municipalities may be similarly affected. See the Statement of Additional Information for more information concerning each state.

MISCELLANEOUS INVESTMENT PRACTICES

OPTIONS ON SECURITIES. The Portfolios may buy and sell, put and call options on securities (including "straddles") and write covered call and covered put options on securities in order to facilitate their investment objectives.

Options transactions may subject the Portfolios to a number of risks. The risk of purchasing options is that the Portfolio pays a premium for such options, whether they are exercised or not. The risk of writing calls is that the Portfolio forgoes a portion of the profit if the securities' price increases substantially. The risk of writing put options is that the Portfolio may incur a loss if the price of the security falls and the option is exercised.

Options contracts are valued daily at their closing prices, and unrealized appreciation or depreciation is recorded. Gains from options transactions are taxable income to shareholders. Gains and losses are realized when the options position is closed or expires.

The total market value of securities against which the Portfolios may write call or put options will not exceed 25% of their respective total assets. The Portfolios will not commit more than 5% of their respective total assets to premiums when purchasing call or put options.


TRANSACTIONS IN OPTIONS, FUTURES, AND FORWARD CONTRACTS. The Portfolios may each, to a limited extent, enter into options, futures, and forward contracts on a variety of investments and indexes, in order to protect against declines in the value of Portfolio securities or increases in the cost of securities to be acquired and, in the case of options on securities or indexes of securities, to increase a Portfolio's gross income. Options, futures and forward contracts are transactions for the purchase or sale of securities for future delivery. In addition, the Portfolios may enter into options, futures and forward contracts to manage the duration of the Portfolios' investments. Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. It is currently the intention of the Portfolios to limit the investment in options by the Portfolios so that such investments do not expose more than 5% of the applicable Portfolio's total assets to risk of loss.


RISKS OF OPTIONS AND FUTURES STRATEGY TRANSACTIONS. The use of forward contracts and options and futures strategies involve certain investment risks and transaction costs. These risks include: dependence on Advisers' ability to predict movements in the prices of individual securities; fluctuations in the general securities markets and movements in interest rates; imperfect correlation between movements in the price of options, futures contracts, or options thereon and movements in the price of the security hedged or used for cover; unexpected adverse price movements which could render a Portfolio's hedging strategy unsuccessful and could result in losses; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward contracts are different from those needed to select the securities in which the Portfolios invest, lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time requiring a Fund to maintain a position until exercise or expiration, which could result in losses; and the possible need to defer closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code. See "Taxation."

FORWARD COMMITMENTS. New issues of Tax Exempt Bonds and other securities are often purchased on a "when issued" or delayed delivery basis, with delivery and payment for the securities normally taking place 15 to 45 days after the date of the transaction. Such an agreement to purchase securities is termed a "forward commitment." The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment.

The Portfolios may enter into such forward commitments if the Portfolios hold, and maintain until the settlement date in a segregated account, cash or any security that is not considered restricted or illiquid, equal to the value of the when-issued or forward commitment securities and marked to market daily. There is no percentage limitation on the Portfolios' total assets which may be invested in forward commitments. The purchase of securities on a when-issued, delayed delivery or forward commitment basis exposes a Portfolio to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. These risks could result in increased volatility of a Portfolio's net asset value to the extent that such Portfolio purchases securities on a when-issued, delayed delivery or forward commitment basis while remaining substantially fully invested. There is also a risk that the securities may not be delivered or that a Portfolio may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account. Although the Portfolios will generally enter into forward commitments with the intention of acquiring Tax Exempt Bonds or other securities, the Fund may dispose of a commitment prior to settlement if Advisers deems it appropriate to do so. The Portfolios may realize short-term profits or losses upon the sale of forward commitments.

PORTFOLIO TURNOVER. Portfolio transactions will be undertaken principally to accomplish the Portfolios' objectives in relation to anticipated movements in the general level of interest rates. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what Advisers believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand for or supply of various types of Tax Exempt Bonds or changes in the investment objectives of investors.


Investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by the Portfolios is known as "portfolio turnover" and may involve the payment by the Portfolios of dealer mark-ups or underwriting commissions, and other transaction costs, on the sale of securities as well as on the reinvestment of the proceeds in other securities. The portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities--excluding securities whose maturities at acquisition were one year or less.



FLOATING AND VARIABLE RATE SECURITIES. The Portfolios also may purchase floating and variable rate Tax Exempt Bonds. These notes normally have a stated maturity in excess of one year, but permit the holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will generally not adversely affect the tax exempt status of these obligations. Advisers will rely upon the opinion of the issuer's bond counsel to determine whether such notes are exempt from federal income taxes and, for the Minnesota Portfolio, Minnesota income tax. The issuer of floating and variable rate demand notes normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days' notice to the noteholders. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted at specified intervals, based on a known lending rate, generally the rate on 90-day U.S. Treasury bills. Advisers will monitor the creditworthiness of the issuers of floating and variable rate demand notes. Such obligations are not as liquid as many other types of Tax Exempt Bonds.


For the purpose of diversification under the 1940 Act, the identification of the issuer of Tax Exempt Bonds depends on the terms and conditions of the security. If a state or a political subdivision of such state pledges its full faith and credit to payment of a security, the state or the political subdivision, respectively, will be deemed the sole issuer of the security. If the assets and revenues of an agency, authority or instrumentality of the state or a political subdivision are separate from those of the state or political subdivision and the security is backed only by the assets and revenues of the agency, authority or instrumentality, such agency, authority or instrumentality will be deemed to be the sole issuer. Moreover, if the security is backed only by revenues of an enterprise or specific projects of the state, a political subdivision or agency, authority or instrumentality, such as utility revenue bonds, and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or projects will be deemed the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by certain revenues to be received from the non-governmental user of the project financed by the bond, then such non-governmental user will be deemed to be the sole issuer. If, however, in any of the above cases, the state, the political subdivision or some other entity guarantees a security, and the value of all securities issued or guaranteed by the guarantor and owned by a Portfolio exceeds 10% of the value of the Portfolio's total assets, the guarantee will be considered a separate security and will be treated as an issue of the guarantor.

BORROWING. Each Portfolio may borrow money from banks as a temporary measure to facilitate redemptions. As a fundamental policy, however, borrowings may not exceed 10% of the value of such Portfolio's total assets and no additional investment securities may be purchased by a Portfolio while outstanding bank borrowings exceed 5% of the value of such Portfolio's total assets. Interest paid on borrowings will not be available for investment.

ILLIQUID SECURITIES. Each Portfolio may invest up to 15% of the value of its net assets in illiquid securities. For this purpose illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) options purchased over-the-counter and the cover for options written over-the-counter, and (iii) repurchase agreements not terminable within seven days. Commercial paper issued pursuant to the private placement exemption of
Section 4(2) of the 1933 Act and securities that are eligible for resale under Rule 144A under the 1933 Act that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid securities for this purpose. Securities that have been determined to be liquid by the Board of Directors of the Fund, or by Advisers subject to the oversight of such Board of Directors, will not be subject to this limitation. The U.S. Securities and Exchange Commission adopted Rule 144A under the 1933 Act, which provides a safe harbor exemption from the registration requirements of the

1933 Act for resales of "restricted securities" to "qualified institutional buyers," each as defined in the rule. The result of this rule has been the development of a more liquid and efficient institutional resale market for restricted securities.


MANAGEMENT

BOARD OF DIRECTORS

Under Minnesota law, the Board of Directors of the Fund (the "Board of Directors") has overall responsibility for managing the Fund in good faith, in a manner reasonably believed to be in the best interests of the Fund, and with the care an ordinarily prudent person would exercise in similar circumstances. However, this management may be delegated. The Articles of Incorporation of the Fund limit the liability of directors to the fullest extent permitted by law.

THE INVESTMENT ADVISER/TRANSFER AGENT/DIVIDEND AGENT

Fortis Advisers, Inc. ("Advisers") is the investment adviser, transfer agent, and dividend agent for the Fund. Advisers has been managing investment company portfolios since 1949, and is indirectly owned 50% by Fortis AMEV and 50% by Fortis AG, diversified financial services companies. In addition to providing investment advice, Advisers is responsible for management of the Fund's business affairs, subject to the overall authority of the Board of Directors. Advisers' address is that of the Fund.


Under an Investment Advisory and Management Agreement, Advisers receives a monthly fee from each Portfolio calculated at an annual rate of .72% of the average daily net assets of Minnesota Portfolio and .80% of the average daily net assets of National Portfolio for assets up to $50 million. For assets over $50 million, each Portfolio pays a fee of .70% of its average daily net assets.



PORTFOLIO MANAGEMENT



Robert C. Lindberg is primarily responsible for the day-to-day management of the Portfolios. Mr. Lindberg is a Vice President of Advisers and has managed the Portfolios since 1993. Howard G. Hudson, Maroun M. Hayek and David C. Greenzang assist in the management of the Portfolios. Mr. Hudson is an Executive Vice President and Head of Fixed Income Investments of Advisers and has managed debt securities for Fortis, Inc. since 1991. Mr. Hayek is a Vice President of Advisers, has managed the Portfolios since 1995, and has managed debt securities for Fortis, Inc. since 1987. Mr. Greenzang is a Money Market Portfolio Officer with Advisers, has managed the Portfolios since 1995 and has been involved in management of debt securities for Fortis, Inc. since 1992.



BROKERAGE ALLOCATION



Advisers may consider sales of shares of a Portfolio, and of other funds advised by Advisers, as a factor in the selection of broker-dealers to execute Portfolio securities transactions when it is believed that this can be done without causing the Portfolio to pay more in brokerage commissions than it would otherwise.


THE UNDERWRITER AND DISTRIBUTION EXPENSES


Fortis Investors, Inc. ("Investors"), a subsidiary of Advisers, is each Portfolio's underwriter. Investors' address is that of the Fund. Pursuant to a Plan of Distribution adopted by the Fund under Rule 12b-1 of the 1940 Act, each Portfolio is obligated to pay Investors an annual fee of .25% of each Portfolio's average net assets attributable to Class A shares and 1.00% of each Portfolio's average net assets attributable to Class B, H and C shares. All of the Rule 12b-1 fee paid by each Portfolio with respect to its Class A shares constitutes a "distribution fee." The 1.00% Rule 12b-1 fee paid by each Portfolio with respect to its Class B, H and C shares is comprised of (a) a servicing fee equal to .25% of each Portfolio's average daily net assets attributable to each of the Class B, H and C shares and (b) a distribution fee equal to .75% of each Portfolio's average daily net assets attributable to each of the Class B, H and C shares.



Payments made under the Plan are not tied to actual expenses incurred by Investors and may exceed such expenses. Alternatively, Investors and Advisers, out of their own assets, may pay additional amounts for expenses incurred in connection with the distribution of Portfolio shares.



The higher Rule 12b-1 fee attributable to Class B, H and C shares is designed to permit an investor to purchase such shares through registered representatives of Investors and other broker-dealers without the assessment of an initial sales charge and at the same time to permit Investors to compensate its registered representatives and other broker-dealers in connection with the sale of such shares. The fee for all classes may be used by Investors for the purpose of financing any activity which is primarily intended to result in the sale of shares. For example, such distribution fee may be used by Investors: (a) to compensate broker-dealers, including Investors and its registered representatives, for their sale of Fund shares, including the implementation of various incentive programs with respect to broker-dealers, banks, and other financial institutions, and (b) to pay other advertising and promotional expenses in connection with the distribution of Fund shares.



The shareholder servicing fee paid by the Class B, H and C shares is intended to compensate Investors for the provision of certain services to shareholders. The services provided may include personal services provided to shareholders, such as answering shareholder inquiries regarding the Portfolios and providing reports and other information, and services related to the maintenance of shareholder accounts. Investors may use the Rule 12b-1 fee to make payments to qualifying broker-dealers and financial institutions that provide such services.



Investors may also enter into sales or servicing agreements with certain institutions such as banks ("Service Organizations") which have purchased shares of the Portfolios for the accounts of their clients, or which have made Portfolio shares available for purchase by their clients, and/or which provide continuing service to such clients. The Glass-Steagall Act and other applicable laws prohibit certain banks from engaging in the business of underwriting securities. In such circumstances, Investors, if so requested, will engage such banks as Service Organizations only to perform administrative and shareholder servicing functions, but at the same fees and other terms applicable to dealers. (If a bank were later prohibited from acting as a Service Organization, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing servicing of such shareholders would be sought.) In such event, changes in the operation of the Fund might occur and a shareholder serviced by such bank might no longer be able to avail itself of any automatic investment or other services then being provided by the Bank. (State securities laws on this issue may differ from the interpretations of Federal law expressed above and banks and other financial institutions may be required to register as dealers pursuant to state law.)


VALUATION OF SECURITIES


Each Portfolio's net asset value per share is determined by dividing the value of the securities owned by the Portfolio, plus any cash or other assets, less all liabilities, by the number of the Portfolio shares outstanding. The portfolio securities in which each Portfolio invests fluctuate in value, and hence the net asset value per share of each Portfolio also fluctuates. The net asset value of each Portfolio's shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day on which the Exchange is open. If shares are purchased through another broker-dealer who receives the order prior to the close of the Exchange, then Investors will apply that day's price to the order as long as the broker-dealer places the order with Investors by the end of the day.



Securities are generally valued at market value. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide valuations of debt securities. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. When market quotations are not readily available, or when restricted securities or other assets are being valued, such securities or other assets are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments in debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost. Purchases and sales by a Portfolio after 2:00 P.M. Central Time normally are not recorded until the following business day.


CAPITAL STOCK


Each Portfolio's shares constitute separate series of common shares. Each Portfolio currently offers its shares in five classes, each with different sales arrangements and bearing differing expenses. Class A, B, H, C and E shares each represent interests in the assets of the respective Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each class are borne solely by such class and each class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to that particular class and other matters for which separate class voting is appropriate under applicable law. Each Portfolio may offer additional classes of shares.


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


Each Portfolio currently declares dividends from net investment income on each day the Exchange is open (to shareholders of record as of 3:00 p.m., Central Time, the preceding business day) and pays dividends monthly. A shareholder will not be credited with a dividend until payment is received for the purchase of shares. Distributions of any net realized capital gains are made annually. Distributions paid by a Portfolio with respect to all classes of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, prior to the deduction of expenses. The Rule 12b-1 fees attributable to a class of shares will be borne exclusively by that class. The per share dividends on Class B, H and C shares will be lower than those on Class A shares (which have a lower Rule 12b-1 fee) and Class E shares (which has no Rule 12b-1 fee).



Dividends and capital gains distributions will be made in the form of additional shares of the same class of the same Portfolio (at net asset value) unless the shareholder sends a written request that either or both be sent to the shareholder or reinvested (at net asset value) in shares of the same class of the other Portfolio or another Fortis fund. Dividends will be reinvested on the last business day of each month at the net asset value on that date. If they are reinvested in another Fortis fund, processing normally takes up to three business days.


TAXATION

FEDERAL INCOME TAXATION


Each Portfolio intends to pay at least 90% of its dividends as "exempt-interest dividends." Distributions of net interest income from tax-exempt obligations that are designated by a Portfolio as exempt-interest dividends are excludable from a shareholder's gross income. Each Portfolio's present policy is to designate exempt-interest dividends annually. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax returns.


Distributions of net long-term capital gains, designated in the shareholder's Annual Account Summary as long-term capital gain distributions, are generally taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his or her shares or whether such gains were realized by the Portfolio before the shareholder acquired such shares and were reflected in the price paid for the shares. For individuals, estates, and trusts, the Taxpayer Relief Act of 1997 (the "1997 Act") has created new "mid-term capital gain" rates that apply to the sale of capital assets held more than one year but not more than 18 months. Under IRS regulations issued pursuant to the 1997 Act, each Portfolio will notify shareholders who are individuals, estates, or trusts as to whether they must treat capital gain dividends that they receive as mid-term or long-term capital gains.

Gain or loss upon the sale of shares of a Portfolio will be treated as capital gain or loss, provided that (as is usually the case) the shares represented a capital asset in the hands of the shareholder. For corporate shareholders, such gain or loss will be long-term gain or loss if the shares were held more than one year. For shareholders who are individuals, estates, or trusts, the gain or loss will be considered long-term if the shareholder has held the shares for more than 18 months and mid-term if the shareholder has held the shares for more than one year but not more than 18 months.


Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986, to finance certain private activities will be treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the Federal alternative minimum tax for all taxpayers and the Federal environmental tax on corporations. Neither Portfolio will invest more than 20% of its net assets in obligations the interest on which is treated as an item of tax preference. However, all other tax-exempt interest received by a corporation will be included in earnings and profits and adjusted current earnings for purposes of determining the Federal corporate alternative minimum tax.


Tax-exempt interest, including exempt-interest dividends paid by the Portfolio, is taken into account in computing the "modified adjusted gross income" of individuals for purposes of determining the portion of social security and railroad retirement benefits that are subject to Federal income tax. In certain limited circumstances, the portion of such benefits that may be subject to tax is 85%.

Any loss on the sale or exchange of shares held for 6 months or less (although regulations may reduce this time to 31 days) will be disallowed for Federal income tax purposes to the extent of the amount of any exempt-interest dividend received with respect to such shares.

The Tax Reform Act of 1986 imposed new requirements on certain Tax Exempt Bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the Federal income tax exemption for Tax Exempt Bonds. The Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Fund will avoid investment in bonds which, in the opinion of Advisers, pose a material risk of the loss of tax exemption. Further, if a bond in one of the Portfolios lost its exempt status, Advisers would make every effort to dispose of it on terms that are not detrimental to the Portfolio.

MINNESOTA INCOME TAXATION

The portion of exempt-interest dividends that is derived from interest income on Minnesota Tax Exempt Bonds by the Minnesota Portfolio is excluded from the Minnesota gross income of individuals, estates, and trusts, provided that the portion of the exempt-interest dividends from such Minnesota sources paid to all shareholders represents 95 percent or more of the exempt-interest dividends paid by such Portfolio. All remaining dividends (except for dividends, if any, derived from interest on obligations of the United States or certain of its territories or possessions), including capital gain dividends, are included in the Minnesota gross income of individuals, estates, and trusts. Exempt-interest dividends are not excluded from the Minnesota gross income of corporations and financial institutions. Dividends paid from long-term capital gains (and designated as such) are to be treated by shareholders as long-term capital gains under Minnesota law. However, Minnesota currently taxes long-term capital gains at the same rates as ordinary income, while retaining restrictions on the deductibility of capital losses.

Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986, will be included in Minnesota alternative minimum taxable income of individuals, estates, and trusts for purposes of computing Minnesota's alternative minimum tax. Dividends generally will not qualify for the dividends-received deduction for corporations and financial institutions.


HOW TO BUY PORTFOLIO SHARES


GENERAL PURCHASE INFORMATION

MINIMUM AND MAXIMUM INVESTMENTS

A minimum initial investment of $500 normally is required. An exception to this minimum (except on telephone or wire orders) is the "Systematic Investment Plan" ($25 per month by "Pre-authorized Check Plan" or $50 per month on any other basis). The minimum subsequent investment normally is $50, again subject to the above exceptions.

Class A and E shares have no maximum order. Class B and H shares have a $500,000 maximum and Class C shares have a $1,000,000 maximum. Orders greater than these limits will be treated as orders for Class A shares.

INVESTING BY TELEPHONE

Your registered representative may make your purchase ($500 minimum) by telephoning the number on the cover page of this Prospectus. In addition, your check and the Account Application which accompanies this Prospectus must be promptly forwarded, so that Investors receives your check within three business days. Please make your check payable to Fortis Investors, Inc. and mail it with your Application "CM-9651, St. Paul, MN 55170-9651." If you have a bank account authorization form on file, you may purchase $100-$10,000 worth of Fund shares via telephone through the automated Fortis Information Line.

INVESTING BY WIRE

A shareholder having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares ($500 minimum) by requesting their banks to transmit immediately available funds (Federal Funds) by wire to:

U.S. Bank National Association
ABA #091000022, credit account no: 1-702-2514-1341
Fortis Funds Purchase Account
For further credit to __________________________________________________________
                                        (name of client)
Fortis Account NBR _____________________________________________________________

Before making an initial investment by wire, your broker-dealer must first telephone Investors at the number on the cover page of this Prospectus to open your account and obtain your account number. In addition, the Account Application which accompanies this Prospectus must be promptly forwarded to Investors at the mailing address in the "Investing by Mail" section of this Prospectus. Additional investments may be made at any time by having your bank wire Federal Funds to the above address for credit to your account. Such investments may be made by wire even if the initial investment was by mail.

INVESTING BY MAIL (ADDRESS: CM-9614, ST. PAUL, MN 55170-9614)

The Account Application which accompanies this Prospectus must be completed, signed, and sent with a check or other negotiable bank draft, payable to "Fortis Funds." Additional purchases may be made at any time by mailing a check or other negotiable bank draft along with your confirmation stub. The account to which the subsequent purchase is to be credited should be identified as to the name(s) of the registered owner(s) and by account number.

ALTERNATIVE PURCHASE ARRANGEMENTS


Each Portfolio offers investors the choice between five classes of shares which offer differing sales charges and bear different expenses. These alternatives permit an investor to choose the more beneficial method of purchasing shares given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. A broker-dealer may receive different levels of compensation depending on which class of shares is sold. Investors may also provide additional compensation to dealers in connection with selling shares of the Fortis Funds or for their own company-sponsored sales programs. Additional compensation or assistance may be provided to dealers and includes payment or reimbursement for educational, training and sales conferences or programs for their employees. In some cases, this compensation may only be available to dealers whose representatives have sold or are expected to sell significant amounts of shares. Investors will make these payments from its own resources and none of the aforementioned additional compensation is paid for by the applicable Portfolio or its shareholders.


CLASS A AND E SHARES--INITIAL SALES CHARGE ALTERNATIVE


(Note: Class E shares are available only to investors who were shareholders in the Portfolios on November 13, 1994.)



The public offering price of Class A and E shares is determined by adding a sales charge to the net asset value per share next calculated after receipt of the purchase order as shown in the following table:



                                          SALES CHARGE   SALES CHARGE
                                               AS             AS
                                           PERCENTAGE     PERCENTAGE
                                             OF THE       OF THE NET     BROKER-
                                            OFFERING        AMOUNT        DEALER
AMOUNT OF SALE                               PRICE         INVESTED     CONCESSION
----------------------------------------  ------------   ------------   ----------
Less than $100,000......................     4.500%         4.712%         4.00%
$100,000 but less than $250,000.........     3.500%         3.627%         3.00%
$250,000 but less than $500,000.........     2.500%         2.564%         2.25%
$500,000 but less than $1,000,000.......     2.000%         2.041%         1.75%
$1,000,000 or more*.....................    -0-            -0-             1.00%


------------------------
* The Fund imposes a contingent deferred sales charge in connection with certain purchases of Class A and E shares of $1,000,000 or more. See
  "Redemption--Contingent Deferred Sales Charge."


Additional compensation (as a percentage of sales charge) will be paid to a broker-dealer when its annual sales of Fortis Funds having a sales charge exceed $10,000,000 (2%), $25,000,000 (4%), and $50,000,000 (5%).



The above table applies to purchases of Class A and E shares by the following:


    (1) Any individual, his or her spouse, and their children under the age of 21, and any of such persons' tax-qualified plans (provided there is only one participant);

    (2) A trustee or fiduciary of a single trust estate or single fiduciary account; and


    (3) Any organized group, provided that the purchase is made by means which result in economy of sales effort or expense, whether the purchase is made through a central administrator, through a single broker-dealer or by other means and the group has a tax identification number. An organized group does not include clients of an investment adviser.



SPECIAL PURCHASE PLANS



For information on any of the following special purchase or exchange plans applicable to Class A and E shares, see the Statement of Additional Information or contact your broker-dealer or sales representative. It is the purchaser's obligation to notify his or her broker-dealer or sales representative about the purchaser's eligibility for any of the following special purchase or exchange plans.



    - RIGHT OF ACCUMULATION The preceding table's sales charge discount applies to the current purchase plus the net asset value of shares already owned of any Fortis fund having a sales charge.



    - STATEMENT OF INTENTION The preceding table's sales charge discount applies to an initial purchase of at least $1,000, with an intention to purchase the balance needed to qualify within 13 months--excluding shares purchased by reinvesting dividends or capital gains;



    - REINVESTED DIVIDEND/CAPITAL GAINS DISTRIBUTIONS BETWEEN THE FORTIS FUNDS Shareholders of either

      Portfolio may reinvest their dividend and/or capital gains distributions in either Portfolio or another Fortis Fund at net asset value.



    - CONVERSION FROM CLASS B OR H SHARES Class B and H shares will automatically be converted to Class A shares at net asset value after eight years.


EXEMPTIONS FROM SALES CHARGE

    - Fortis, Inc. or its subsidiaries, and the following persons associated with such companies, if all account owners fit this description: (1) officers and directors; (2) employees or sales representatives (including agencies and their employees); (3) spouses of any such persons; or (4) any of such persons' children, grandchildren, parents, grandparents, or siblings--or spouses of any of these persons. (All such persons may continue to add to their account even after their company relationships have ended);

    - Fund directors, officers, or their spouses (or such persons' children, grandchildren, parents, or grandparents--or spouses of any such persons), if all account owners fit this description;

    - Representatives or employees (or their spouses) of Investors (including agencies) or of other broker-dealers having a sales agreement with Investors (or such persons' children, grandchildren, parents, or grandparents--or spouses of any such persons), if all account owners fit this description;

    - Registered investment companies;

    - Shareholders of unrelated mutual funds with front-end and/or deferred sales loads, to the extent that the purchase price of such Portfolio shares is funded by the proceeds from the redemption of shares of any such unrelated mutual fund (within 60 days of the purchase of Portfolio shares), provided that the shareholder's application so specifies and is accompanied either by the redemption check of such unrelated mutual fund (or a copy of the check) or a copy of the confirmation statement showing the redemption. Similarly, anyone who is or has been the owner of a fixed annuity contract not deemed a security under the securities laws who wishes to surrender such contract and invest the proceeds in a Portfolio, to the extent that the purchase price of such Portfolio shares is funded by the proceeds from the surrender of the contract (within 60 days of the purchase of Portfolio shares), provided that such owner's application so specifies and is accompanied either by the insurance company's check (or a copy of the check) or a copy of the insurance company surrender form. From time to time, Investors may pay commissions to broker-dealers and registered representatives on transfers from mutual funds or annuities as described above;

    - Purchases by employees (including their spouses and dependent children) of banks and other financial institutions that provide referral and administrative services related to order placement and payment to facilitate transactions in shares of the Portfolios for their clients pursuant to a sales or servicing agreement with Investors; provided, however, that only those employees of such banks and other firms who as a part of their usual duties provide such services related to such transactions in Portfolio shares shall qualify.

    - Registered investment advisers, trust companies, and bank trust departments exercising discretionary investment authority or using a money management/mutual fund "wrap" program with respect to the money to be invested in a Portfolio, provided that the investment adviser, trust company or trust department provides Advisers with evidence of such authority or the existence of such a wrap program with respect to the money invested.


RULE 12b-1 FEES (CLASS A SHARES ONLY)



Class A shares are subject to a Rule 12b-1 fee payable at an annual rate of .25% of the average daily net assets of each Portfolio attributable to such shares. The Rule 12b-1 fee will cause Class A shares to have a higher expense ratio and to pay lower dividends than Class E shares. For additional information, see "Management--The Underwriter and Distribution Expenses."


DEFERRED SALES CHARGES Although there is no initial sales charge on purchases of Class A and E shares of $1,000,000 or more, Investors pays broker-dealers out of its own assets, a fee of 1% of the offering price of such shares. If these shares are redeemed within two years, the redemption proceeds will be reduced by 1%. For additional information, see "Redemption--Contingent Deferred Sales Charge."


CLASS B AND H SHARES--CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE



The public offering price of Class B and H shares is the net asset value of each Portfolio's shares. Such shares are sold without an initial sales charge so that a Portfolio receives the full amount of the investor's purchase. However, a contingent deferred sales charge ("CDSC") of 4% will be imposed if shares are redeemed within two years of purchase. The CDSC decreases according to the following table:



IF REDEEMED WITHIN                         CDSC
-------------------------------------     -----
3 years of purchase..................           3%
4 years of purchase..................           3%
5 years of purchase..................           2%
6 years of purchase..................           1%


For additional information, see "Redemption--Contingent Deferred Sales Charge." In addition, Class B and H shares are subject to higher annual Rule 12b-1 fees as described below.


Proceeds from the CDSC are paid to Investors and are used to defray its expenses related to providing distribution-related services to a Portfolio in connection with the sale of Class B and H shares, such as the payment of compensation to selected broker-dealers and for selling such shares. The combination of the CDSC and the Rule 12b-1 fee enables a Portfolio to sell such shares without deduction of a sales charge at the time of purchase. Although such shares are sold without an initial sales charge, Investors pays a dealer concession equal to: (1) 4.00% of the amount invested to broker-dealers who sell Class B shares at the time the shares are sold and an annual fee of .25% of the average daily net assets of the Portfolio attributable to such shares; or (2) 5.25% of the amount invested to broker-dealers who sell Class H shares at the time the shares are sold (with no annual fee). Under alternative (2), from time to time, the dealer concession paid to broker-dealers who sell Class H shares may be increased up to 5.50%.



RULE 12b-1 FEES Class B and H shares are subject to a Rule 12b-1 fee payable at an annual rate of 1.00% of the average daily net assets of each Portfolio attributable to such shares. The higher Rule 12b-1 fee will cause Class B and H shares to have a higher expense ratio and to pay lower dividends than Class A and E shares. For additional information about this fee, see "Management--The Underwriter and Distribution Expenses."


CONVERSION TO CLASS A SHARES Class B and H shares (except for those purchased by reinvestment of dividends and other distributions) will automatically convert to Class A shares after eight years. Each time any such shares in the shareholder's account convert to Class A, a proportionate amount of the Class B and H shares purchased through the reinvestment of dividends and other distributions paid on such shares will also convert to Class A.

CLASS C SHARES--LEVEL SALES CHARGE ALTERNATIVE


The public offering price of Class C shares is the net asset value of such shares. Class C shares are sold without an initial sales charge so that a Portfolio receives the full amount of the investor's purchase. However, a CDSC of 1% will be imposed if shares are redeemed within one year of purchase. For additional information, see "Redemption--Contingent Deferred Sales Charge." In addition, Class C shares are subject to higher annual Rule 12b-1 fees as described below.



Proceeds from the CDSC are paid to Investors and are used to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of Class C shares, such as the payment of compensation to selected broker-dealers and for selling Class C shares. The combination of the CDSC and the Rule 12b-1 fee enables the Fund to sell the Class C shares without deduction of a sales charge at the time of purchase. Although Class C shares are sold without an initial sales charge, Investors pays a sales commission equal to 1.00% of the amount invested to broker-dealers who sell Class C shares at the time the shares are sold and an annual fee of 1.00% of the amount invested that begins to accrue one year after the shares are sold.



RULE 12b-1 FEES Class C shares are subject to a Rule 12b-1 fee payable at an annual rate of 1.00% of the average daily net assets of a Portfolio attributable to such shares. The higher Rule 12b-1 fee will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A and E shares. For additional information about this fee, see "Management--The Underwriter and Distribution Expenses."


SPECIAL PURCHASE PLANS FOR ALL CLASSES


    - GIFTS OR TRANSFERS TO MINOR CHILDREN Adults can make an irrevocable gift or transfer of up to $10,000 annually per child ($20,000 for married couples) to as many children as they choose without having to file a Federal gift tax return.






    - SYSTEMATIC INVESTMENT PLAN Voluntary $25 or more per month purchases by automatic financial institution transfers (see ACH Authorization Agreement in this Prospectus) or $50 or more per month by any other means enable an investor to lower his or her average cost per share through the principle of "dollar cost averaging."






    - EXCHANGE PRIVILEGE Except for Class E shares, Portfolio shares may be exchanged among other Portfolios or funds of the same class managed by Advisers without payment of an exchange fee or additional sales charge. Similarly, shareholders of other Fortis funds may exchange their shares for Portfolio shares of the same class (at net asset value if the shares to be exchanged have already incurred a sales charge). Also, holders of Class E shares of other Fortis funds that have a front-end sales charge may exchange their shares for Class A Portfolio shares and holders of Fortis Money Fund Class A shares may exchange their shares for any class of Portfolio shares (at net asset value and only into Class A, if the shares have already incurred a sales charge). Finally, holders of Portfolio Class E shares who exchange such shares for Class A shares of another Portfolio or other Fortis fund may re-exchange such Class A shares for Portfolio Class E shares. A shareholder initiates an exchange by writing to or telephoning his or her broker-dealer, sales representative, or the Fund regarding the shares to be exchanged. Telephone exchanges will be permitted only if the shareholder completes and returns the Telephone Exchange section of the Account Application. During times of chaotic economic or market circumstances, a shareholder may have difficulty reaching his or her broker-dealer, sales representative, or the Fund by telephone. Consequently, a telephone exchange may be difficult to implement at those times. See "Redemption".



      Purchases and exchanges should be made for investment purposes only. The Portfolios, Advisers and Investors each reserves the right to reject any specific purchase order or to restrict purchases by a particular purchaser (or group of purchasers) at anytime. The Portfolios, Advisers or Investors may reject or restrict any purchases by a particular purchaser or group of purchasers. For example, when such a purchase is contrary to the best interests of the Portfolio's shareholders or otherwise would disrupt the management of the Portfolio, the Portfolio, Advisers or Investors may reject such purchase. The Portfolios, Advisers and Investors also reserve the right to restrict, terminate, or impose charges upon exchanges and/or telephone transfer privileges, with 30 days notice to the shareholder.


      It is the policy of the Fund and Investors to reject and/ or restrict purchases by market timers, if (1) more than four exchange purchases are affected in a timed account in a single calendar year or (2) a certain purchase would result in shares being held in timed accounts by market timers representing more than 1% of the Fund's net assets. The Portfolios, Advisers and Investors each reserves the right to request market timers to redeem their shares at net asset value, less any applicable CDSC, if in the opinion of the Portfolios, Advisers or Investors these restrictions are violated.


REDEMPTION


Registered holders of Portfolio shares may redeem their shares without any charge (except any applicable CDSC) at the per share net asset value next determined following receipt by the Portfolio of a written redemption request in proper form (and a properly endorsed stock certificate if one has been issued). However, if shares are redeemed through another broker-dealer who receives the order prior to the close of the Exchange, then Investors will apply that day's price to the order as long as the broker-dealer places the order with Investors by the end of the day. Some broker-dealers may charge a fee to process redemptions.



Any certificates should be sent to the Portfolio by certified mail. Share certificates and/or stock powers, if any, tendered in redemption must be endorsed and executed exactly as the Portfolio shares are registered. If the redemption proceeds are to be paid to the registered holder and sent to the address of record, normally a signature guarantee is not required unless the redemption proceeds are greater than $25,000. However, for example, if the redemption proceeds are to be paid to someone other than the registered holder, sent to a different address, or if the shares are to be transferred, the owner must have his signature guaranteed.


Class A shares may be registered in broker-dealer "street name accounts" only if the broker-dealer has a selling agreement with Investors. In such cases, instructions from the broker-dealer are required to redeem shares or transfer ownership and transfer to another broker-dealer requires the new broker-dealer to also have a selling agreement with Investors. If the proposed new broker-dealer does not have a selling agreement with Investors, the shareholder can leave the shares under the original street name account or have the broker-dealer transfer ownership to the shareholder's name.

Broker-dealers having a sales agreement with Investors may orally place a redemption order, but proceeds will not be released until the appropriate written materials are received.


An individual shareholder (or in the case of multiple owners, any shareholder) may orally redeem up to $25,000, provided that the account is not a tax-qualified plan, and the check will be sent to the address of record if such address has not changed in the last 30 days. During times of chaotic economic or market circumstances, a shareholder may have difficulty reaching his or her broker-dealer, sales representative, or the Portfolio by telephone. Consequently, a telephone redemption may be difficult to implement at those times. If a shareholder is unable to reach the Portfolio by telephone, written instructions should be sent. Advisers reserves the right to modify, condition, terminate, or impose charges upon this telephone redemption privilege, with 30 days notice to shareholders. Advisers, Investors and the Portfolio will not be responsible for, and the shareholder will bear the risk of loss from, oral instructions, including fraudulent instructions, which are reasonably believed to be genuine. The telephone redemption procedure is automatically available to shareholders. The Portfolios will employ reasonable procedures to confirm that telephone instructions are genuine, but if such procedures are not deemed reasonable, it may be liable for any losses due to unauthorized or fraudulent instructions. The Portfolios' procedures are to verify address and social security number, tape record the telephone call, and provide written confirmation of the transaction.



Payment will be made as soon as possible, but not later than three days after receipt of a proper redemption request. However, if shares subject to the redemption request were recently purchased with non-guaranteed funds (e.g., personal check), the mailing of your redemption check may be delayed by up to fifteen days. A shareholder wishing to avoid these delays should consider the wire purchase method described under "How to Buy Fund Shares."



Each Portfolio has the right to redeem accounts with a current value of less than $500 unless the original purchase price of the remaining shares (including sales commissions) was at least $500. Shareholders actively participating in the Systematic Investment Plan or Group Systematic Investment Plan will not have their accounts redeemed. Before redeeming an account, the Portfolio will mail to the shareholder a notice of its intention to redeem, which will give the shareholder an opportunity to make an additional investment. If no additional investment is received by the Portfolio within 60 days of the date the notice was mailed, the shareholder's account will be redeemed.



Each Portfolio has a "Systematic Withdrawal Plan," which provides for voluntary automatic withdrawals of at least $50 per quarter, semiannually, or annually or $50 per month. Deferred sales charges may apply to monthly redemptions.


There is also a "Reinvestment Privilege," which is a one-time opportunity to reinvest sums redeemed within the prior 60 days without payment of an additional sales charge. For further information about these plans, contact your broker-dealer or sales representative.

CONTINGENT DEFERRED SALES CHARGE

CLASS A AND E SHARES


The Fund imposes a CDSC on Class A and E shares in certain circumstances. Under the CDSC arrangement, for sales of shares of $1,000,000 or more, including right of accumulation and statements of intention (see "How to Buy Fund
Shares--Special Purchase Plans"), the front-end sales charge will no longer be imposed

(although Investors intends to pay its registered representatives and other dealers that sell Portfolio shares, out of its own assets, a fee of up to 1% of the offering price of such sales except on purchases exempt from the front end sales charge). However, if such shares are redeemed within two years after their purchase date (the "CDSC Period"), the redemption proceeds will be reduced by the 1% CDSC.


The CDSC will be applied to the lesser of (a) the net asset value of shares subject to the CDSC at the time of purchase, or (b) the net asset value of such shares at the time of redemption. No charge will be imposed on amounts representing an increase in share value due to capital appreciation. The CDSC will not be applied to shares acquired through reinvestment of income dividends or capital gain distributions or shares held for longer than the applicable CDSC Period. In determining which shares to redeem, unless instructed otherwise, shares that are not subject to the CDSC and having a higher Rule 12b-1 fee will be redeemed first, shares not subject to the CDSC having a lower Rule 12b-1 fee will be redeemed next, and shares subject to the CDSC then will be redeemed in the order purchased.


Each Portfolio will waive the CDSC in the event of the shareholder's death or disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Portfolio) and for tax-qualified retirement plans (excluding IRAs, SEPS, 403(b) plans, and 457 plans) and each class of transaction that qualifies for exemption from the Portfolio front end sales charge (see "How to Buy Portfolio Shares--Special Purchase Plans"). Shares of a Portfolio that are acquired in exchange for shares of another Fortis fund that were subject to a CDSC will remain subject to the CDSC that applied to the shares of the other Fortis fund. Additionally, the CDSC will not be imposed at the time that Portfolio shares subject to the CDSC are exchanged for shares of Fortis Money Fund or at the time such Fortis Money Fund shares are reexchanged for shares of any Fortis fund subject to a CDSC; provided, however, that, in each such case, the shares acquired will remain subject to the CDSC if redeemed within the CDSC Period.



Investors, upon notification, will provide a PRO RATA refund of any CDSC paid in connection with a redemption of shares of any Fortis fund (by crediting such refunded CDSC to such shareholder's account) if, within 60 days of such redemption, all or any portion of the redemption proceeds are reinvested in shares of the same class of any Fortis Fund. Any reinvestment within 60 days of a redemption on which the CDSC was paid will be made without the imposition of a front end sales charge. Such reinvestment will be subject to the same CDSC to which such amount was subject prior to the redemption, but the CDSC Period will run from the original investment date.


CLASS B, H, AND C SHARES

The CDSC on Class B, H, and C shares will be calculated on an amount equal to the lesser of the net asset value of the shares at the time of purchase or their net asset value at the time of redemption. No charge will be imposed on amounts representing an increase in share value due to capital appreciation. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions or on shares held for longer than the applicable CDSC Period.

Upon any request for redemption of shares of any class of shares that imposes a CDSC, it will be assumed, unless otherwise requested, that shares subject to no CDSC will be redeemed first in the order purchased and all remaining shares that are subject to a CDSC will be redeemed in the order purchased. With respect to the redemption of shares subject to no CDSC where the shareholder owns more than one class of shares, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.


The CDSC does not apply to: (1) redemption of shares when a Portfolio exercises its right to liquidate accounts which are less than the minimum account size;
(2) death or disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Portfolio); (3) with respect to Class B and H shares only, an amount that represents, on an annual (non-cumulative) basis, up to 10% of the amount (at the time of the investment) of the shareholder's purchases; and (4) with respect to Class B, H, and C shares, qualified plan benefit distributions due to participant's separation from service, loans or financial hardship (excluding IRAs, SEPs, and 403(b), 457, and Fortis KEY plans) upon the Portfolio's receipt from the plan's administrator or trustee of a signature guarantee and written instructions detailing the reason for the distribution.



As an illustration of CDSC calculations, assume that Shareholder X purchases on Year 1/Day 1 100 shares at $10 per share. Assume further that, on Year 2/Day 1, Shareholder X purchased an additional 100 shares at $12 per share. Finally, assume that, on Year 3/Day 1, Shareholder X wishes to redeem shares worth $1,300, and that the net asset value per share as of the close of business on such day is $13. To effect Shareholder X's redemption request, 100 shares at $13 per share (totalling $1,300) would be redeemed. The CDSC would be waived in connection with the redemption of that number of shares equal in value (at the time of redemption) to $220 (10% of $1,000-- the purchase amount of the shares purchased by Shareholder X on Year 1/Day 1--plus 10% of $1,200--the purchase amount of the shares purchased by Shareholder X on Year 2/Day 1.) In addition, no CDSC would apply to the $400 in capital appreciation on Shareholder X's shares ($2,600 Year 3 value minus $2,200 purchase cost of shares).



If a shareholder exchanges shares subject to a CDSC for Class B, H or C shares of a different Fortis Fund, the transaction will not be subject to a CDSC. However, when shares acquired through the exchange are redeemed, the shareholder will be treated as if no exchange took place for the purpose of determining the CDSC Period and applying the CDSC.



Investors, upon notification, will provide a PRO RATA refund of any CDSC paid in connection with a redemption of shares of any Fortis fund (by crediting such refunded CDSC to such shareholder's account) if, within 60 days of such redemption, all or any portion of the redemption proceeds are reinvested in shares of the same class of any Fortis Fund. Any reinvestment within 60 days of a redemption on which the CDSC was paid will be made without the imposition of a front-end sales charge. Such reinvestment will be subject to the same CDSC to which such amount was subject prior to the redemption, but the CDSC Period will run from the original investment date.

SHAREHOLDER INQUIRIES


Inquiries should be directed to your broker-dealer or sales representative, or to the Portfolios at the telephone number or mailing address listed on the cover of this Prospectus. A $10 fee will be charged for copies of Annual Account Summaries older than the preceding year.


APPENDIX

TAX-EXEMPT BOND RATINGS

STANDARD & POOR'S RATINGS SERVICES. Its ratings for municipal debt have the following definitions:

Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated "BB," "B," "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating "CI" is reserved for income bonds on which no interest is being paid.

Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

"NR" indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

MOODY'S INVESTORS SERVICE, INC. Its ratings for municipal bonds include the following:

Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated "A" possess many favorable attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

STANDARD & POOR'S RATINGS SERVICES. A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols are as follows:

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

MOODY'S INVESTORS SERVICES. Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk may be less important over the short run. In the case of variable rate demand obligations, two ratings are assigned; one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of variable rate demand obligations is designated as VMIG. Moody's ratings for short-term loans have the following definitions:

MIG_1/VMIG_1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG_2/VMIG_2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG_3/VMIG_3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG_4/VMIG_4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

TAX-EXEMPT DEMAND BONDS

Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/ A-1+"). For the newer "demand notes," Standard & Poor's note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

FORTIS-Registered Trademark-
                        --------------------------------------------------------
                    ACCOUNT APPLICATION


                           Complete this application to open a new Fortis
                           account or to add services to an existing Fortis
                           account. For personal service, please call your
Mail to:                   investment professional or Fortis customer service at
FORTIS MUTUAL FUNDS        1-800-800-2638, Ext. 3012.
CM-9614                    DO NOT USE TO OPEN A FORTIS IRA, SEP, 403(B) OR
St. Paul, MN 55170-9614    FORTIS MONEY FUND ACCOUNT.

________________________________________________________________________________

 1    ACCOUNT INFORMATION
________________________________________________________________________________

Please provide the information requested below:

/ /INDIVIDUAL: Please print your name, Social Security number, U.S. citizen status.

/ /JOINT TENANT: List all names, one Social Security number, one U.S. citizen status.

/ /UNIFORM GIFT/TRANSFER TO MINORS: Provide name of custodian (ONLY ONE) and minor, minor's Social Security number, minor's U.S. citizen status and date of birth of minor.

/ /TRUST: List trustee and trust title, including trust date, trust's Taxpayer
   ID number; also include a photocopy of first page of the trust agreement.

/ /CORPORATION, ASSOCIATION, PARTNERSHIP: Include full name, Taxpayer ID number;
   also include a photocopy of Articles of Incorporation, Partnership Agreement, etc.


/ /FORTIS KEY PLAN: Include Social Security number.
/ /QUALIFIED PLAN: Include name of Plan and trustee, Plan's Taxpayer ID number. / / OTHER: _____________________________________________________________________
---------------------------------------------------------------
Owner (Individual, 1st Joint Tenant, Custodian, Trustee) (Please print)

------------------------------------------------------------------------
Owner (2nd Joint Tenant, Minor, Trust Name) (Please print)

------------------------------------------------------------------------
Additional information, if needed

------------------------------------------------------------------------
Street address

------------------------------------------------------------------------
City                                            State            Zip
------------------------------------------------------------------------
Social Security number (Taxpayer ID)
(     )
---------------------------------------------------------------
Daytime phone                       Date of birth
                                    (Uniform Gift/Transfer to Minors)
Date of Trust (if applicable) __________________________________________________

Are you a U.S. citizen?  / / Yes   / / No
If no, country of permanent residence __________________________________________


95749 (1/98)

________________________________________________________________________________
 2    TRANSFER ON DEATH
________________________________________________________________________________

Please indicate the Primary Beneficiary with "PB" after the beneficiary(ies) name(s). Indicate Contingent Beneficiary with "CB." Indicate Lineal Descendant Per Stirpes with "LDPS" if you want ownership to pass to the legal heirs of the primary beneficiary in the event a designated beneficiary dies before the account owner.
TOD IS ONLY AVAILABLE FOR INDIVIDUAL AND JOINT TENANTS (JTWROS) ACCOUNTS.

BENEFICIARY(IES):

Name _____________________________ SS# _________________________________________
Name _____________________________ SS# _________________________________________
Name _____________________________ SS# _________________________________________

________________________________________________________________________________
 3    INVESTMENT ACCOUNT
________________________________________________________________________________

A. PHONE ORDERS

Was order previously phoned in? If yes, date ___________________________________
Confirmation # ___________________________ Account # ___________________________
FOR PHONE ORDERS, CHECK MUST BE MADE PAYABLE TO FORTIS INVESTORS

B. MAIL-IN ORDERS

Check enclosed for $____________________________. (MADE PAYABLE TO FORTIS FUNDS)
                                                             MUST INDICATE CLASS

  1)  ----------  $   -----------                       A / / B / / C / / H / /
      Fund Name       Amount or %                      Class
  2)              $                                     A / / B / / C / / H / /
      ----------      -----------
      Fund Name       Amount or %                      Class
  3)              $                                     A / / B / / C / / H / /
      ----------      -----------
      Fund Name       Amount or %                      Class
  4)              $                                     A / / B / / C / / H / /
      ----------      -----------
      Fund Name       Amount or %                      Class
  5)              $                                     A / / B / / C / / H / /
      ----------      -----------
      Fund Name       Amount or %                      Class

________________________________________________________________________________
 4    EXEMPTION FROM SALES CHARGE
________________________________________________________________________________

CHECK IF APPLICABLE (for net asset value purchases):
/ / I am a member of one of the categories of persons listed under "Exemptions from Sales Charge" in the prospectus. I qualify for exemption from the sales charge because ____________________________________________________________.

/ / I was (within the past 60 days) the owner of a fixed annuity contract not deemed a security or a shareholder of an unrelated mutual fund with a front-end and/or deferred sales charge. I have attached the mutual fund/insurance check (or copy of the redemption confirmation/surrender form).

________________________________________________________________________________
 5    SIGNATURE & CERTIFICATION
________________________________________________________________________________

I have received and read each appropriate fund prospectus and understand that its terms are incorporated by reference into this application. I am of legal age and legal capacity.
I understand that this application is subject to acceptance by Fortis Investors, Inc.

I CERTIFY, UNDER PENALTIES OF PERJURY, THAT:
(1) THE SOCIAL SECURITY NUMBER OR TAXPAYER ID NUMBER PROVIDED IS CORRECT; AND (CROSS OUT THE FOLLOWING IF NOT TRUE)

(2) THAT THE IRS HAS NEVER NOTIFIED ME THAT I AM SUBJECT TO 31% BACKUP WITHHOLDING, OR HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO SUCH BACKUP WITHHOLDING.

Each person signing on behalf of any entity represents that his or her actions are authorized. It is agreed that all Fortis Funds, Fortis Investors, Fortis Advisers and their officers, directors, agents and employees will not be liable for any loss, liability, damage or expense for relying upon this application or any instruction believed genuine.

IF YOU ARE NOT SIGNING AS AN INDIVIDUAL, STATE YOUR TITLE OR CAPACITY (INCLUDE APPROPRIATE DOCUMENTS VERIFYING YOUR CAPACITY).

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

AUTHORIZED SIGNATURE(S)

X
---------------------------------------------------------------
     Owner, Custodian, Trustee                                  Date

X
---------------------------------------------------------------
     Joint Owner, Trustee                                       Date
________________________________________________________________________________
 6    DEALER/REPRESENTATIVE INFORMATION
________________________________________________________________________________

--------------------------------------------------
Representative's name (please print)

------------------------------------------------------------------------
Name of Broker/Dealer

------------------------------------------------------------------------
Branch Office address

------------------------------------------------------------------------
Representative's signature

                                    (     )
------------------------------------------------------------------------

Representative's number                 Representative's Phone Number

------------------------------------------------------------------------
AUTHORIZED SIGNATURE OF BROKER/DEALER
________________________________________________________________________________
 7    DISTRIBUTION OPTIONS
________________________________________________________________________________


If no option is selected, all distributions will be reinvested in the same Fortis fund(s) selected above. Please note that distributions can only be reinvested in the SAME CLASS.

/ / Reinvest dividends and capital gains

/ / Dividends in cash and reinvest capital gains (See Section 8 for payment options.)


/ / Dividends and capital gains in cash (See Section 8 for payment options.)


/ / Distributions into another Fortis fund (must be SAME CLASS).

    ____________________________________________________________________________
             Fund Name             Fund/Account # (if existing account)
________________________________________________________________________________

 8    WITHDRAWAL OPTIONS

________________________________________________________________________________

A. CASH DIVIDENDS

PLEASE FOWARD THE PAYMENT TO:

  / /   My Bank. (Please complete Bank Information in
        Section D, and choose one option below. Payment
        will be sent via U.S. Mail if neither option is
        checked.)
                / / Via U.S. Mail
                / / Via ACH (electronic transfer)
  / /   My address of record.

B. SYSTEMATIC WITHDRAWAL PLAN

Please consult your financial or tax adviser before electing a Systematic Withdrawal Plan.

Please redeem shares from my Fortis ______________________________________ Fund, account number _______________________ in the amount of $______________________.

Effective Withdrawal Date __________________________  __________________________
                            Month                             Day

FREQUENCY:    / / Monthly                 / / Semi-Annually
              / / Quarterly               / / Annually

PLEASE FOWARD THE PAYMENT TO:

  / /   My Bank. (Please complete Bank Information in
        Section D, and choose one option below. Payment
        will be sent via U.S. Mail if neither option is
        checked.)
                / / Via U.S. Mail
                / / Via ACH (electronic transfer)
  / /   My address of record.

C. TELEPHONE OPTIONS

/ / TELEPHONE EXCHANGE. All exchanges must be into accounts having the identical registration-ownership. All authorized signatures listed in Section 5 (or your registered representative with shareholder consent) can make telephone transfers.


/ / TELEPHONE REDEMPTION ($25,000 LIMIT AND NOT AVAILABLE FOR QUALIFIED PLANS)
    This option allows all authorized signatures in Section 5 (or your registered representative with shareholder consent) to redeem up to $25,000 from your Fortis account.


PLEASE FORWARD THE PAYMENT TO:

  / /   My Bank. (Please complete Bank Information in
        Section D, and choose one option below. Payment
        will be sent via U.S. Mail if neither option is
        checked.)
                / / Via U.S. Mail
                / / Via ACH (electronic transfer)
  / /   My address of record.


D. BANK INFORMATION


I request Fortis Financial Group (FFG) to pay sums due me by crediting my bank account in the form of electronic entries. This authorization will remain in effect until I notify FFG.

TYPE OF ACCOUNT:    / / Checking    / / Savings

Bank name ______________________________________________________________________

Address ________________________________________________________________________

City, State, Zip _______________________________________________________________

Name of bank account ___________________________________________________________

Bank account number ____________________________________________________________

Bank transit number ____________________________________________________________

Bank phone number ______________________________________________________________

ATTACH A VOIDED CHECK FROM YOUR BANK CHECKING ACCOUNT

________________________________________________________________________________

 9    SYSTEMATIC TRANSFER PROGRAM

________________________________________________________________________________


Fortis' Systematic Transfer Program allows you to transfer money from any Fortis fund, in which you have a current balance of at least $1,000, into any other Fortis fund (maximum of 3), on a monthly basis. The minimum amount for each transfer is $50. Generally, transfers between funds must be within the SAME CLASS. See prospectus for details.


--------------------------------------------------------------------------------

Fund from which shares will be exchanged:             Effective Date



FUND(S) TO RECEIVE INVESTMENT(S):



--------------------------------------------------------------------------------
                  Fund                           Amount to invest monthly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


________________________________________________________________________________
 10    REDUCED FRONT-END SALES CHARGES
________________________________________________________________________________

A. RIGHT OF ACCUMULATION

/ / I own shares of more than one fund in the Fortis Family of Funds, which may entitle me to a reduced sales charge.

--------------------------------------------------------------------------------
Name on account                           Account number

--------------------------------------------------------------------------------
Name on account                           Account number

--------------------------------------------------------------------------------
Name on account                           Account number


B. STATEMENT OF INTENTION

I agree to invest $_________ over a 13-month period beginning __________, 19__ (not more than 90 days prior to this application). I understand that an additional sales charge must be paid if I do not complete my purchase.
________________________________________________________________________________
 11    PRIVILEGED ACCOUNT SERVICE
________________________________________________________________________________


Fortis' Privileged Account Service systematically rebalances your funds back to your original specifications ($10,000 minimum per account). All funds must be within the SAME CLASS.


Frequency:          / / quarterly         / / semi-annually         / / annually

            Fund Selected          Percentage
              (up to 5)             (whole %)
1)
      -------------------------  ---------------
2)
      -------------------------  ---------------
3)
      -------------------------  ---------------
4)
      -------------------------  ---------------
5)
      -------------------------  ---------------

________________________________________________________________________________
 12    SUITABILITY
________________________________________________________________________________

NOTE: Must be completed with each fund application unless you provide suitability information to your broker/dealer on a different form.
State In Which Application Was Signed ______________________________________

--------------------------------------------------------------------------------
Employer

--------------------------------------------------------------------------------
Business Address

--------------------------------------------------------------------------------
City, State, ZIP

--------------------------------------------------------------------------------
Occupation                                                        Age (optional)

Is customer associated with or employed by another
NASD member?    / / Yes      / / No

--------------------------------------------------------------------------------
Please mark one box under                                      ESTIMATED
ESTIMATED ANNUAL INCOME             ESTIMATED                     NET
and one box under                    ANNUAL                      WORTH
ESTIMATED NET WORTH                  INCOME                  (Exclusive of
                                  (All Sources)            Family Residence)

--------------------------------------------------------------------------------
under $10,000

--------------------------------------------------------------------------------
$10,000 - $25,000

--------------------------------------------------------------------------------
$25,000 - $50,000

--------------------------------------------------------------------------------
$50,000 - $100,000

--------------------------------------------------------------------------------
$100,000 - $500,000

--------------------------------------------------------------------------------
$500,000 - $1,000,000

--------------------------------------------------------------------------------
Over $1,000,000

--------------------------------------------------------------------------------
Declined

--------------------------------------------------------------------------------

Source of Funds
--------------------------------------------------------------------------------

ESTIMATED FEDERAL TAX BRACKET
/ / 15%       / / 28%      / / 31%      / / 36%      / / 39.6%      / / Declined

INVESTMENT OBJECTIVES

/ / Growth (long-term capital appreciation)

/ / Income (cash generating)

/ / Tax-free Income

/ / Diversification
/ / Other (please specify) _________________________________________

Did you use a Fortis Asset Allocation model? / / Yes / / No

________________________________________________________________________________
 13    SYSTEMATIC INVESTMENT PLAN
________________________________________________________________________________

Complete the Automated Clearing House (ACH) Authorization Agreement Form in the prospectus and attach a VOIDED check from your bank checking account. These plans may be established for as little as $25.
________________________________________________________________________________
 14    OTHER SPECIAL INSTRUCTIONS
________________________________________________________________________________

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             FORTIS MUTUAL FUND                 FORTIS-Registered Trademark-
AUTOMATED CLEARING HOUSE (ACH) AUTHORIZATION
                  AGREEMENT
                                                Mail to:FORTIS MUTUAL FUNDS
Please complete each section below to                  P.O. Box 64284
establish ACH capability to your Fortis                St. Paul, MN 55164
Mutual Fund Account.
For personal service, please call your
investment professional or Fortis at (800)
800-2638, Ext. 3012.
For investment options, complete sections
(1)(2)(3). For withdrawal, complete sections
(1)(2)(4)(5).

________________________________________________________________________________
 1     FORTIS ACCOUNT INFORMATION
________________________________________________________________________________
Account Registration:
________________________________________________________________________________
Owner (Individual, 1st Joint Tenant, Custodian, Trustee)
________________________________________________________________________________
Owner (2nd Joint Tenant, Minor, Trust Name)
________________________________________________________________________________
Additional Information, if needed
________________________________________________________________________________
Street address
________________________________________________________________________________
City                                        State                Zip
________________________________________ _______________________________________
Social Security number (Taxpayer I.D.)          Day Time Phone
________________________________________________________________________________
 2     BANK/FINANCIAL INSTITUTION INFORMATION
________________________________________________________________________________

PLAN TYPE:      / / New Plan          / / Bank Change
ACCOUNT TYPE:   / / Checking          / / Savings
                (must attach a        (must attach a
                voided check)         deposit slip)

________________________________________________________________________________
Transit Number
________________________________________________________________________________
Bank Account Number
________________________________________________________________________________
Account Owner(s) (Please Print)
________________________________________________________________________________
Depositor's Daytime Phone Number
CLEARLY PRINT THE BANK/FINANCIAL INSTITUTION'S NAME AND ADDRESS BELOW:
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
Signature of Depositor                                      Date
________________________________________________________________________________
Signature of Joint-Depositor                                Date
________________________________________________________________________________
 3     INVESTMENT OPTION(S)
________________________________________________________________________________

 I request Fortis Financial Group (FFG) to obtain payment of sums becoming due the company by charging my account in the form of electronic debit entries. I request and authorize the financial institution named to accept, honor and charge those entries to my account. Please allow 30 days for collected funds to be available in your Fortis account.
A.         / /        Invest via FORTIS INFORMATION LINE by phone
                      (minimum $25, maximum $10,000)
                      Please allow up to four business days for deposit into
                      Fortis Funds. Transactions after 3:00 p.m. (CST) will be
                      processed the following business day.
                      *Not available on tax qualified accounts such as IRA, SEP,
                       SARSEP and Key plans.
B.         / /        Systematic Investment Plan:   / / New Plan   / / Change Plan
C.         / /        Starting Draft Date:
D.         / /        Account Number:


                                                            Class                  Amount
                         Fund                            (Circle One)       $25 per fund minimum
------------------------------------------------------  --------------  -----------------------------
                                                               A B C H
                                                               A B C H
                                                               A B C H
                                                               A B C H


________________________________________________________________________________
 4     WITHDRAWAL OPTION(S)
________________________________________________________________________________

   I request Fortis Financial Group (FFG) to pay sums due me by crediting my bank account in the form of electronic entries.
   I request and authorize the financial institution to accept, honor and credit those entries to my account. Withdrawal from
   Fortis Fund(s) requires account owner(s) signature(s) - see
   Section 5
  (Please consult your financial or tax adviser before electing a systematic withdrawal plan. For Tax Qualified accounts,
  additional forms are required for distribution.)
  A.    / /   Cash Dividends
  B.    / /   Redeem via FORTIS INFORMATION LINE by phone
              (minimum $100, maximum $25,000)
              Please allow up to four business days for
              withdrawal to credit your bank account.
              Transactions after 3:00 p.m. (CST) will be
              processed the following business day.
              *Not available on tax qualified accounts such as
               IRA, SEP, SARSEP and Key plans.
  C.    / /   Systematic Withdrawal Plan:   / / New
              Plan   / / Change Plan
  D.    / /   Beginning Withdrawal Date:
  E.    / /   Account Number:


                                                            Class                  Amount
                         Fund                            (Circle One)       $25 per fund minimum
------------------------------------------------------  --------------  -----------------------------
                                                               A B C H
                                                               A B C H
                                                               A B C H
                                                               A B C H


________________________________________________________________________________
 5     SIGNATURES
________________________________________________________________________________

Each person signing on behalf of any entity represents that his or her actions are authorized. It is agreed that all Fortis Funds, Fortis Investors, Fortis Advisers and their officers, directors, agents and employees will not be liable for any loss, liability, damage or expense for relying upon this application or any instruction believed genuine.

This authorization will remain in effect until I notify FFG. I hereby terminate any prior Authorization of FFG to initiate charges to this account. I understand that any returned item or redemption of the entire account may result in termination of my Automated Clearing House agreement. This authorization will become effective upon acceptance by FFG at its home office.

Authorized Signature(s)

X ______________________________________________________________________________
  Owner, Custodian, Trustee                           Date

X ______________________________________________________________________________
  Joint Owner, Trustee                                Date

FORTIS-Registered Trademark-
FORTIS FINANCIAL GROUP
Fortis Advisers, Inc. (fund management since 1949)
Fortis Investors, Inc. (principal underwriter; member SIPC)

P.O. Box 64284
St. Paul, MN 55164
(800) 800-2638

98049(8/96)

FORTIS FINANCIAL GROUP
P.O. BOX 64284
ST. PAUL, MN 55164

          BULK RATE
         U.S. POSTAGE
             PAID
       PERMIT NO. 3794
       MINNEAPOLIS, MN

PROSPECTUS
FEBRUARY 1, 1998

FORTIS TAX-FREE PORTFOLIOS, INC.
TAX-FREE CURRENT INCOME

95418 (REV. 2/98)

                        FORTIS TAX-FREE PORTFOLIOS, INC.
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 1998


This Statement of Additional Information is NOT a prospectus, but should be read in conjunction with the prospectus of Fortis Tax-Free Portfolios, Inc. (the "Fund") dated February 1, 1998. A copy of that prospectus may be obtained from your broker-dealer or sales representative. The address of Fortis Investors, Inc. ("Investors") is P.O. Box 64284, St. Paul, Minnesota 55164. Telephone:
(612) 738-4000. Toll free (800) 800-2638, extension 3012.


No broker-dealer, sales representative, or other person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information, and if given or made, such information or representations must not be relied upon as having been authorized by the Fund or Investors. This Statement of Additional Information does not constitute an offer or solicitation by anyone in any state in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any person to whom it is unlawful to make such offer or solicitation.

TABLE OF CONTENTS

                                                         PAGE
Organization and Classification........................    28
Investment Objectives and Policies.....................    28
    - Investment Restrictions..........................    28
    - Variable Amount Master Demand Notes..............    29
    - Options..........................................    29
    - Futures Contracts and Options on Futures
      Contracts........................................    29
    - Risks of Transactions in Options, Futures
      Contracts and Forward Contracts..................    30
    - Illiquid Securities..............................    30
    - Risks of Transactions in High-Yielding
     Securities........................................    30
    - Special Considerations Relating to Minnesota Tax
      Exempt Bonds.....................................    31
Directors and Executive Officers.......................    32
Investment Advisory and Other Services.................    34
    - General..........................................    34
    - Control and Management of Advisers and
      Investors........................................    34
    - Investment Advisory and Management
      Agreements.......................................    35
    - Expenses.........................................    35
    - Plan of Distribution.............................    35
    - Underwriting and Distribution Agreement..........    36
Portfolio Transactions and Allocation of Brokerage.....    37
Capital Stock..........................................    37
Computation of Net Asset Value and Pricing.............    38
Special Purchase Plans.................................    39
    - Statement of Intention...........................    39
    - Gifts or Transfers to Minor Children.............    39
    - Systematic Investment Plan.......................    40
    - Exchange Privilege...............................    40

                                                         PAGE
    - Reinvested Dividend/Capital Gains Distributions
      between Fortis Funds.............................    40
    - Purchases by Fortis, Inc. (or its Subsidiaries)
      or Associated Persons............................    40
    - Purchases by Fund Directors or Officers..........    40
    - Purchases by Representatives or Employees of
      Broker-Dealers...................................    40
    - Purchases by Registered Investment Companies.....    40
    - Purchases with Proceeds from Redemption of
      Unrelated Mutual Fund Shares or Surrender of
      Certain Fixed Annuity Contracts..................    40
    - Purchases by Employees of Certain Banks and Other
      Financial Services Firms.........................    40
    - Purchases by Investment Advisers, Trust
      Companies, and Bank Trust Departments Exercising
      Discretionary Investment Authority or Using a
      Money Management Mutual Fund "Wrap" Program......    40
Redemption.............................................    40
    - Systematic Withdrawal Plan.......................    41
    - Reinvestment Privilege...........................    41
Taxation...............................................    41
Performance Comparisons................................    43
Tax-Exempt Versus Taxable Income.......................    44
Financial Statements...................................    45
Custodian and Counsel..................................    45
Limitation of Director Liability.......................    45
Additional Information.................................    45
Appendix A--Description of Futures, Options and Forward
 Contracts.............................................    46
Appendix B--List of Publications.......................    48

ORGANIZATION AND CLASSIFICATION


An investment company is an arrangement by which a number of persons invest in a company that in turn invests in securities of other companies. The Fund operates as an "open-end" investment company and generally must redeem an investor's shares upon request. Because the Portfolios are diversified, they offer investors an opportunity to minimize their risk by spreading their investment over a number of issuers. However, diversification cannot eliminate such risks.


INVESTMENT OBJECTIVES AND POLICIES


National and Minnesota Portfolios operate as diversified investment companies as defined under the Investment Company Act of 1940 (the "1940 Act"), which means that they each must meet the following requirements: at least 75% of the value of its total assets will be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of such issuer.


INVESTMENT RESTRICTIONS


The following investment restrictions are deemed fundamental policies. They may be changed only by the vote of a majority of the outstanding voting securities of each Portfolio, which means the lesser of: (i) 67% or more of the shares present at a shareholders' meeting if more than 50% of the Portfolio's outstanding shares are represented at the meeting in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio.



A Portfolio will not:


    (1) Purchase or sell physical commodities (such as grains, livestock, etc.) or futures or options contracts thereon; however, it may purchase or sell any forms of financial instruments or contracts that might be deemed commodities.

    (2) Invest directly in real estate or interests in real estate; however, the Portfolios may invest in interests in debt securities secured by real estate or interests therein, or debt securities issued by companies which invest in real estate or interests therein.

    (3) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under applicable laws.

    (4) Purchase securities on margin or otherwise borrow money or issue senior securities, except that the Portfolio, in accordance with its investment objectives and policies, may purchase securities on a when-issued, delayed delivery, or forward commitment basis (including the entering into of "roll" transactions). The Portfolio may also obtain such short-term credit as it needs for the clearance of securities transactions, and may borrow from a bank as a temporary measure to facilitate redemptions (but not for leveraging or investment) in an amount that does not exceed 10% of the value of the Portfolio's total assets. Investment securities will not be purchased while outstanding bank borrowings (including "roll" transactions) exceed 5% of the value of the Portfolio's total assets.

    (5) Make loans to other persons, except that it may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets (including the amount lent) if such loans are secured by collateral at least equal to the market value of the securities lent, provided that such collateral shall be limited to cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents. Loans shall not be deemed to include repurchase agreements or the purchase or acquisition of a portion of an issue of notes, bonds, debentures, or other debt securities, whether or not such purchase or acquisition is made upon the original issuance of the securities. ("Total assets" of a Portfolio includes the amount lent as well as the collateral securing such loans.)

The following investment restrictions may be changed by the Board of Directors of the Fund (the "Board of Directors") without shareholder approval.


A Portfolio will not:


    (1) Invest more than 5% of its net assets in securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization. (Although the Portfolio indirectly absorbs its pro rata share of the other investment companies' expenses through the yield received on these securities, management believes the yield and liquidity features of these securities to, at times, be more beneficial to the Portfolio than other types of short-term securities and that the indirect absorption of these expenses has a de minimus effect on the Portfolio's return.)

    (2) Invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations. Securities that have been determined to be liquid by the Board of Directors of the Fund or Advisers subject to the oversight of such Board of Directors will not be subject to this limitation.

    (3) Make short sales, except for sales "against the box."

    (4) Mortgage, pledge, or hypothecate its assets, except to the extent necessary to secure permitted borrowings.

    (5) Invest in real estate investment trusts.

    (6) Invest more than 5% of its net assets, valued at the lower of cost or market, in warrants; nor, within such amount, invest more than 2% of such net assets in warrants not listed on the New York Stock Exchange or American Stock Exchange. Warrants attached to securities or acquired in units are excepted from the above limitations.

    (7) Invest in real estate limited partnerships or in oil, gas, and other mineral leases.

    (8) Buy securities of any issuer for the purpose of exercising control or management.

    (9) Enter into any options, futures, or forward contract transactions if immediately thereafter (a) the amount of premiums paid for all options, initial margin deposits on all futures contracts and/or options on futures contracts, and collateral deposited with respect to forward contracts held by or entered into by the Portfolio would exceed 5% of the value of the total assets of the Portfolio or (b) the Portfolio's assets covering, subject to, or committed to all options, futures, and forward contracts would exceed 20% of the value of the total assets of the Portfolio.


Any investment policy or restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom. This provision does not apply however to "illiquid securities."


VARIABLE AMOUNT MASTER DEMAND NOTES

Each Portfolio may invest in variable amount master demand notes. These instruments are short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. They allow the investment of fluctuating amounts by the Portfolio at varying market rates of interest pursuant to arrangements between the Portfolio, as lender, and the borrower. Variable amount master demand notes permit a series of short-term borrowings under a single note. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. Such notes provide that the interest rate on the amount outstanding varies on a daily basis depending upon a stated short-term interest rate barometer. Advisers will monitor the creditworthiness of the borrower throughout the term of the variable master demand note. It is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender shall not sell or otherwise transfer the note without the borrower's consent. Thus, variable amount master demand notes may under certain circumstances be deemed illiquid assets. However, such notes will not be considered illiquid where the Portfolio has a "same day withdrawal option," I.E., where it has the unconditional right to demand and receive payment in full of the principal amount then outstanding together with interest to the date of payment.

OPTIONS

As provided below, each Portfolio may enter into transactions in options on a variety of instruments and indexes, in order to protect against declines in the value of portfolio securities or increases in the costs of securities to be acquired and in order to increase the gross income of the Portfolio. The types of instruments to be purchased and sold are further described in the Appendix to this Statement of Additional Information, which should be read in conjunction with the following sections.

OPTIONS ON SECURITIES Each Portfolio may write (sell) covered call and put options and purchase call and put options. Neither of the Portfolios may write "naked" call options. Where the Portfolio writes an option which expires unexercised or is closed out by the Portfolio at a profit, it will retain all or a portion of the premium received for the option, which will increase its gross income and will offset in part the reduced value of the Portfolio security underlying the option, or the increased cost of portfolio securities to be acquired. In contrast however, if the price of the underlying security moves adversely to the Portfolio's position, the option may be exercised and the Portfolio will be required to purchase or sell the underlying security at a disadvantageous price, which may only be partially offset by the amount of the premium, if at all. Each Portfolio may also write combinations of put and call options on the same security known as "straddles." Such transactions can generate additional premium income but also present increased risk.

Each Portfolio may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that the Portfolio wants to purchase at a later date. In the event that the expected market fluctuations occur, the Portfolio may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any realized by the Portfolio upon exercise or liquidation of the option, and unless the price of the underlying security changes sufficiently, the option may expire without value to the Portfolio.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

FUTURES CONTRACTS. Each Portfolio may enter into interest rate futures contracts for hedging purposes.

Interest rate futures contracts are purchased or sold to attempt to hedge against the effects of interest rate changes on the Portfolio's current or intended investments in fixed income securities. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general increase in interest rates, the adverse effects of such changes may be offset, in whole or in part, by gains on the sale of Futures Contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general decline in interest rates, may be offset, in whole or in part, by gains on Futures Contracts purchased by the Portfolios. In addition, Futures Contracts provide a tool for quick action by the portfolio managers to adjust the duration of the portfolio. A Portfolio will incur brokerage fees when it purchases and sells Futures Contracts, and it will be required to make and maintain margin deposits.

OPTIONS ON FUTURES CONTRACTS. Each Portfolio may purchase and write options to buy or sell interest rate futures contracts. Unless otherwise stated in the Prospectus or in this Statement of Additional Information, such investment strategies will be used as a hedge and not for speculation.

Put and call options on Futures Contracts may be traded by the Portfolios in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired. Purchases of options on Futures Contracts may present less risk in hedging the portfolios of the Portfolios than the purchase or sale of the underlying Futures Contracts since the potential loss is limited to the amount of the premium plus related transaction costs. The writing of such options, however, does not present less risk than the trading of futures contracts and will constitute only a partial hedge, up to the amount of the premium received, and, if an option is exercised, the Portfolios may suffer a loss on the transaction.


RISKS OF TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CONTRACTS


Although the Portfolios will enter into transactions in Futures Contracts, Options on Futures Contracts, and certain options solely for hedging purposes, their use does involve certain risks. For example, a lack of correlation between the index or instrument underlying an option or Futures Contract and the assets being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful and could result in losses. The Portfolios also may enter into transactions in futures, forward contracts and options on securities, indexes and other investments for other than hedging purposes, which involves greater risk. For example, the Portfolios may enter into these transactions to manage the duration of certain of the Portfolios' investments. Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and a Portfolio may be required to maintain a position until exercise or expiration, which could result in losses.

ILLIQUID SECURITIES

Each of the Portfolios may invest in illiquid securities, including "restricted" securities. (A restricted security is one which was originally sold in a private placement and was not registered with the Securities and Exchange Commission (the "Commission" or the "SEC") under the Securities Act of 1933 (the "1933 Act") and which is not free to be resold unless it is registered with the Commission or its sale is exempt from registration.) However, neither Portfolio will invest more than 15% of the value of its net assets in illiquid securities, as determined pursuant to applicable Commission rules and interpretations.

The staff of the SEC has taken the position that the liquidity of securities in the portfolio of a fund offering redeemable securities is a question of fact for a board of directors of such a fund to determine, based upon a consideration by such board of the readily available trading markets and a review of any contractual restrictions. The SEC staff also acknowledges that, while such a board retains ultimate responsibility, it may delegate this function to the fund's investment adviser.

The Board of Directors of the Fund has adopted procedures to determine liquidity of certain securities, including commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act and securities that are eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act. Under these procedures, factors taken into account in determining the liquidity of a security include (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Section 4(2) commercial paper or a Rule 144A security that when purchased enjoyed a fair degree of marketability may subsequently become illiquid, thereby adversely affecting the liquidity of the Portfolio.

Illiquid securities may offer a higher yield than securities that are more readily marketable. The sale of illiquid securities, however, often requires more time and results in higher brokerage charges or dealer discounts or other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A Portfolio may also be restricted in its ability to sell such securities at a time when it is advisable to do so. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

RISKS OF TRANSACTIONS IN HIGH-YIELDING SECURITIES


While at least 90% of each Portfolio will be of investment grade quality, up to 10% may be invested in non-investment grade securities (securities rated below
BBB). Participation in lower rated securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market.


The high yielding, high risk securities market is still relatively new and its recent growth paralleled a long period of economic expansion and an increase in merger, acquisition, and leveraged buyout activity. Such securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of such securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. While the Portfolios do not generally directly invest in corporate obligations, the credit quality of certain types of industrial development bonds is at least in part a function of the credit quality of the underlying corporate obligation.

Yields on high yield, high risk securities will fluctuate over time. The prices of such securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security held by a Portfolio defaulted, such Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of such securities and such Portfolio's asset value. Furthermore, in the case of such securities structured as zero coupon securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.

High-yielding, high risk securities present risks based on payment expectations. For example, such securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolios would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yielding, high risk security's value will decrease in a rising interest rate market, as will the value of such Portfolio's assets. If the Portfolios experience unexpected net redemptions, this may force them to sell such securities, without regard to their investment merits, thereby decreasing the asset base upon which the Portfolios' expenses can be spread and possibly reducing the rate of return.

To the extent that there is no established secondary market, there may be thin trading of high-yielding, high risk securities. This may adversely affect the ability of the Fund's Board of Directors to accurately value such securities and the Portfolio's assets, and the Portfolios' ability to dispose of the securities. Securities valuation becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of such securities, especially in a thinly traded market. Illiquid or restricted high-yielding, high risk securities purchased by the Portfolios may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Certain risks are associated with applying credit ratings as a method for evaluating high-yielding, high risk securities. For example, credit ratings evaluate the safety of principal and interest payments, not market value risk of such securities. Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, Advisers continuously monitors the issuers of such securities held by the Portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities' liquidity so the Portfolios can meet redemption requests. The achievement of the investment objective of the Portfolios may be more dependent upon Advisers' own credit analysis than is the case for higher quality bonds. Also, the Portfolios may retain a portfolio security whose rating has been changed if the security otherwise meets the Portfolio's investment objective and investment criteria.

SPECIAL CONSIDERATIONS RELATING TO MINNESOTA TAX EXEMPT BONDS

Minnesota's constitutionally prescribed fiscal period is a biennium, and the state operates on a biennial budget basis. Legislative appropriations for each biennium are prepared and adopted during the final legislative session of the immediately preceding biennium. Prior to each fiscal year of a biennium, the state's Department of Finance allots a portion of the applicable biennial appropriation to each agency or other entity for which an appropriation has been made. An agency or other entity may not expend monies in excess of its allotment. If revenues are insufficient to balance total available resources and expenditures, the state's Commissioner of Finance, with the approval of the Governor, is required to reduce allotments to the extent necessary to balance expenditures and forecast available resources for the then current biennium. The Governor may prefer legislative action when a large reduction in expenditures appears necessary, and if the state's legislature is not in session the Governor is empowered to convene a special session.


Frequently in recent years, legislation has been required to eliminate projected budget deficits by raising additional revenue, reducing expenditures, including aids to political subdivisions and higher education, reducing the State's budget reserve, imposing a sales tax on purchases by local governmental units, and making other budgetary adjustments. The Minnesota Department of Finance November 1997 Forecast projects that, under current laws, the State will complete its current biennium June 30, 1999 with a $453 million surplus, plus a $350 million cash flow account balance, plus a $522 million budget reserve. Total General Fund expenditures and transfers for the biennium are projected to be $20.7 billion. The State is party to a variety of civil actions that could adversely affect the State's General Fund. In addition, substantial portions of State and local revenues are derived from federal expenditures, and reductions in federal aid to the State and its political subdivisions and other federal spending cuts may have substantial adverse effects on the economic and fiscal condition of the State and its local governmental units. Risks are inherent in making revenue and expenditure forecasts. Economic or fiscal conditions less favorable than those reflected in State budget forecasts and planning estimates may create additional budgetary pressures.



State grants and aids represent a large percentage of the total revenues of cities, towns, counties and school districts in Minnesota, but generally the State has no obligation to make payments on local obligations in the event of a default. Even with respect to revenue obligations, no assurance can be given that economic or other fiscal difficulties and the resultant impact on State and local government finances will not adversely affect the ability of the respective obligors to make timely payment of the principal and interest on Minnesota municipal obligations that are held by the Fund or the value or marketability of such obligations.

DIRECTORS AND EXECUTIVE OFFICERS


The names, addresses, principal occupations, and other affiliations of directors and executive officers of the Fund are given below. All positions have been held at least five years unless otherwise stated.



                                            POSITION WITH
       NAME AND ADDRESS            AGE        THE FUND          PRINCIPAL OCCUPATION AND AFFILIATIONS DURING PAST 5 YEARS
------------------------------     ---     ---------------     ------------------------------------------------------------
Richard W. Cutting                 66      Director            Certified public accountant and financial consultant.
137 Chapin Parkway
Buffalo, New York
Allen R. Freedman*                 57      Director            Chairman and Chief Executive Officer of Fortis, Inc.; a
One Chase Manhattan Plaza                                      Managing Director of Fortis International, N. V.
New York, New York
Dr. Robert M. Gavin                57      Director            President, Cranbrook Education Community. Prior to July
380 Lone Pine Road                                             1996, President, Macalester College, St. Paul, MN.
Bloomfield Hills, MI
Benjamin S. Jaffray                67      Director            Chairman of the Sheffield Group, Ltd., a financial
4040 IDS Center                                                consulting group.
Minneapolis, Minnesota
Jean L. King                       53      Director            President, Communi-King, a communications consulting firm.
12 Evergreen Lane
St. Paul, Minnesota
Dean C. Kopperud*                  45      President and       Chief Executive Officer and a Director of Advisers,
500 Bielenberg Drive                       Director            President and a Director of Investors, President of Fortis
Woodbury, Minnesota                                            Financial Group, a Director of Fortis Benefits Insurance
                                                               Company and a Senior Vice President of Time Insurance
                                                               Company.
Edward M. Mahoney                  67      Director            Retired. Prior to December 1994, Chairman, Chief Executive
2760 Pheasant Road                                             Officer and a Director of Advisers and Investors, Senior
Excelsior, Minnesota                                           Vice President and a Director of Fortis Benefits Insurance
                                                               Company, and Senior Vice President of Time Insurance
                                                               Company.
Robb L. Prince                     56      Director            Financial and Employee Benefit Consultant. Prior to July
5108 Duggan Plaza                                              1995, Vice President and Treasurer, Jostens, Inc., a
Edina, Minnesota                                               producer of products and services for the youth, education, sports award, and recognition markets.
Leonard J. Santow                  61      Director            Principal, Griggs & Santow, Incorporated, economic and
75 Wall Street                                                 financial consultants.
21st Floor
New York, New York
Noel S. Shadko                     43      Director            Marketing Consultant. Prior to May 1996, Senior Vice
1908 W. 49th St.                                               President of Marketing and Strategic Planning, Rollerblade,
Minneapolis, Minnesota                                         Inc.
Joseph M. Wikler                   56      Director            Investment consultant and private investor. Prior to 1994,
12520 Davan Drive                                              Director of Research, Chief Investment Officer, Principal,
Silver Spring, Maryland                                        and a Director, The Rothschild Co., Baltimore, MD.
Gary N. Yalen                      55      Vice President      President and Chief Investment Officer of Advisers (since
One Chase Manhattan Plaza                                      1995), a Director of Advisers and Senior Vice President,
New York, New York                                             Investments, Fortis, Inc. Prior to 1996, President and Chief
                                                               Investment Officer, Fortis Asset Management, a former
                                                               division of Fortis, Inc.
Howard G. Hudson                   60      Vice President      Executive Vice President and Head of Fixed Income
One Chase Manhattan Plaza                                      Investments of Advisers since 1995. Prior to 1996, Senior
New York, New York                                             Vice President, Fixed Income, Fortis Asset Management.
Lucinda S. Mezey                   50      Vice President      Executive Vice President and Head of Equity Investments of
One Chase Manhattan Plaza                                      Advisers since October 1997. From 1995 to October 1997,
New York, New York                                             Chief Investment Officer, Alex Brown Capital Advisory and
                                                               Trust Co., Baltimore, MD and prior to 1995, Senior Vice
                                                               President and Head of Equity Investments, PNC Bank,
                                                               Philadelphia, PA.

                                            POSITION WITH
       NAME AND ADDRESS            AGE        THE FUND          PRINCIPAL OCCUPATION AND AFFILIATIONS DURING PAST 5 YEARS
------------------------------     ---     ---------------     ------------------------------------------------------------
James S. Byrd                      46      Vice President      Executive Vice President and a Director of Advisers. Prior
5500 Wayzata Boulevard                                         to 1995, Vice President of Advisers and of Investors.
Golden Valley, Minnesota
Nicholas L. M. de Peyster          31      Vice President      Vice President of Advisers since August 1995. Prior to 1996,
One Chase Manhattan Plaza                                      Vice President, Equities, Fortis Asset Management.
New York, New York
Charles J. Dudley                  38      Vice President      Vice President of Advisers and Fortis Asset Management since
One Chase Manhattan Plaza                                      1995. Prior to 1995, Senior Vice President, Sun America
New York, New York                                             Asset Management, Los Angeles, CA.
Maroun M. Hayek                    49      Vice President      Vice President of Advisers since 1995. Prior to 1996, Vice
One Chase Manhattan Plaza                                      President, Fixed Income, Fortis Asset Management.
New York, New York
Robert C. Lindberg                 45      Vice President      Vice President of Advisers.
One Chase Manhattan Plaza
New York, New York
Charles L. Mehlhouse               55      Vice President      Vice President of Advisers. Prior to March 1996, Portfolio
One Chase Manhattan Plaza                                      Manager, Marshall & Ilsley Bank Corporation Milwaukee, WI.
New York, New York
Kevin J. Michels                   46      Vice President      Vice President of Advisers since 1995. Prior to 1996, Vice
One Chase Manhattan Plaza                                      President, Administration, Fortis Asset Management.
New York, New York
Christopher J. Pagano              34      Vice President      Vice President of Advisers since 1996. Prior to March 1996,
One Chase Manhattan Plaza                                      Government Strategist, Merrill Lynch, New York, NY.
New York, New York
Christopher J. Woods               37      Vice President      Vice President of Advisers since 1995. Prior to 1996, Vice
One Chase Manhattan Plaza                                      President, Fixed Income, Fortis Asset Management.
New York, New York
Robert W. Beltz, Jr.               48      Vice President      Vice President--Securities Operations of Advisers and
500 Bielenberg Drive                                           Investors.
Woodbury, Minnesota
Peggy E. Ettestad                  40      Vice President      Senior Vice President, Operations of Advisers since March
500 Bielenberg Drive                                           1997. Prior to March 1997, Vice President, G.E. Capital
Woodbury, MN                                                   Fleet Services, Minneapolis, MN.
Dickson W. Lewis                   48      Vice President      Senior Vice President, Marketing and Sales of Advisors since
500 Bielenberg Drive                                           July 1997. From 1993 to July 1997, President and Chief
Woodbury, Minnesota                                            Executive Officer, Hedstrom/Blessing, Inc., Minneapolis, MN.
Tamara L. Fagely                   39      Vice President      Second Vice President of Advisers and Investors.
500 Bielenberg Drive                       and Treasurer
Woodbury, Minnesota
David A. Peterson                  55      Vice President      Vice President and Assistant General Counsel, Fortis
500 Bielenberg Drive                                           Benefits Insurance Company.
Woodbury, Minnesota
Scott R. Plummer                   38      Vice President      Vice President, Associate General Counsel and Assistant
500 Bielenberg Drive                                           Secretary of Advisers. Prior to September 1993, Attorney,
Woodbury, Minnesota                                            Zelle & Larson, Minneapolis, MN.
Michael J. Radmer                  52      Secretary           Partner, Dorsey & Whitney LLP, the Fund's General Counsel.
220 South Sixth Street
Minneapolis, Minnesota

                                            POSITION WITH
       NAME AND ADDRESS            AGE        THE FUND          PRINCIPAL OCCUPATION AND AFFILIATIONS DURING PAST 5 YEARS
------------------------------     ---     ---------------     ------------------------------------------------------------
Rhonda J. Schwartz                 39      Vice President      Since January 1996, Senior Vice President and General
500 Bielenberg Drive                                           Counsel of Advisers, Senior Vice President and General
Woodbury, Minnesota                                            Counsel, Life and Investment Products, Fortis Benefits
                                                               Insurance Company and Vice President and General Counsel,
                                                               Life and Investment Products, Time Insurance Company. From
                                                               1993 to January 1996, Vice President and General Counsel,
                                                               Fortis, Inc.
Melinda S. Urion                   45      Vice President      Since December 1997, Senior Vice President and Chief
500 Bielenberg Drive                                           Financial Officer of Advisers. Prior to December 1997,
Woodbury, Minnesota                                            Senior Vice President of Finance and Chief Financial
                                                               Officer, American Express Financial Corporation; prior to
                                                               March 1995, Corporate Controller, American Express Financial
                                                               Corporation and prior to 1994, Controller and Treasurer, IDS
                                                               Life Insurance Company, Minneapolis, MN.


-------------------------------------------
* Mr. Kopperud is an "interested person" (as defined under the 1940 Act) of the Fund, Advisers, and Investors primarily because he is an officer and a director of each. Mr. Freedman is an "interested person" of the Fund, Advisers, and Investors because he is Chairman and Chief Executive Officer of Fortis, Inc. ("Fortis"), the parent company of Advisers and indirect parent company of Investors, and a Managing Director of Fortis International, N. V., the parent company of Fortis.
-------------------------------------------


Each director who is not affiliated with Advisers or Investors receives fees of $100 per month, $100 per meeting attended, and $100 per committee meeting attended (and reimbursement of travel expenses to attend meetings). The following table sets forth the aggregate compensation received by each director from the Fund during the fiscal year ended September 30, 1997, as well as the total compensation received by each director from the Fund and all other registered investment companies managed by Advisers during the calendar year ended December 31, 1997. Neither Mr. Freedman, who is an officer of the parent company of Advisers, nor Mr. Kopperud, who is an officer of Advisers and Investors, received any such compensation. No executive officer receives any compensation from the Fund. During the fiscal year ended September 30, 1997, National Portfolio and Minnesota Portfolio paid legal fees and expenses of $1,285 and $791, respectively, to a law firm of which the Fund's Secretary is a partner.



                                                      TOTAL
                                 AGGREGATE      COMPENSATION FROM
                             COMPENSATION FROM    FUND COMPLEX
DIRECTOR                         THE FUND       PAID TO DIRECTOR*
---------------------------  -----------------  -----------------
Richard W. Cutting.........      $   1,800          $  31,200
Dr. Robert M. Gavin........          1,800             31,200
Benjamin S. Jaffray........          1,790             24,300
Jean L. King...............          1,760             32,200
Edward M. Mahoney..........          1,800             31,200
Robb L. Prince.............          1,860             33,200
Leonard J. Santow..........          1,700             30,200
Noel S. Shadko.............          1,800             22,200
Joseph M. Wikler...........          1,800             31,200


------------------------

 * The Fund Complex consists of 10 registered investment companies managed by Advisers. All of the above officers and directors also are officers and/or directors of each such open-end and closed-end investment company.



As of January 1, 1998, the directors and executive officers as a group beneficially owned less than 1% of the outstanding shares of each Portfolio. Directors Gavin, Jaffray, Kopperud, Mahoney, Prince and Shadko are members of the Executive Committee of the Board of Directors. While the Executive Committee is authorized to act in the intervals between regular board meetings with full capacity and authority of the full Board of Directors, except as limited by law, it is expected that the Committee will meet at least twice a year.


INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL


Fortis Advisers, Inc. ("Advisers") has been the investment adviser and manager of each Portfolio since inception. Fortis Investors, Inc. ("Investors") acts as the Fund's underwriter. Each acts pursuant to written agreements periodically approved by the directors or shareholders. The address of each is that of the Fund.



As of September 30, 1997, Advisers managed twenty-nine investment company portfolios with combined net assets of approximately $5.6 billion and one private account with net assets of approximately $24 million.



CONTROL AND MANAGEMENT OF ADVISERS AND INVESTORS



Fortis owns 100% of the outstanding voting securities of Advisers, and Advisers owns all of the outstanding voting securities of Investors.



Fortis, located in New York, New York, is a wholly owned subsidiary of Fortis International, N.V., which has approximately $160 billion in assets worldwide and is in turn a wholly owned subsidiary of AMEV/ VSB 1990 N.V. ("AMEV/VSB 1990").



AMEV/VSB 1990 is a corporation organized under the laws of The Netherlands to serve as the holding company for all U.S. operations and is owned 50% by Fortis AMEV and 50% by Fortis AG. AMEV/VSB 1990 owns a group of companies active in insurance, banking and financial services, and real estate development in The Netherlands, the United States, Western Europe, Australia, and New Zealand.



Fortis AMEV is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis AG is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis AMEV and Fortis AG own a group of companies (of which AMEV/VSB 1990 is one) active in insurance, banking and financial services, and real estate development in The Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim.



INVESTMENT ADVISORY AND MANAGEMENT AGREEMENTS



Advisers acts as investment adviser and manager of each Portfolio under separate Investment Advisory and Management Agreements. These agreements are individually referred to as an "Agreement" and collectively referred to as the "Agreements." Each Agreement will terminate automatically in the event of its assignment. In addition, the Agreements are terminable at any time, without penalty, by the Board of Directors or, with respect to any particular portfolio, by vote of a majority of the Portfolio's outstanding voting securities of the applicable portfolio, on not more than 60 days' written notice to Advisers, and by Advisers on 60 days' notice to the Portfolio. Unless sooner terminated, the Agreements continue in effect for more than two years after their execution only so long as such continuance is specifically approved at least annually by either the Board of Directors or, with respect to any particular portfolio, by a vote of a majority of the outstanding voting securities of the applicable portfolio; provided that, in either event, such continuance is also approved by the vote of the majority of the directors who are not parties to such Agreements, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.



Each Agreement provides for an investment advisory and management fee calculated as described in the following table.



                                                          ANNUAL
                                                        INVESTMENT
                                                       ADVISORY AND
                            AVERAGE NET ASSETS        MANAGEMENT FEE
                        ---------------------------  -----------------
National Portfolio....  For the first $50,000,000              .8%
                        For assets over $50,000,000            .7%
Minnesota Portfolio...  For the first $50,000,000             .72%
                        For assets over $50,000,000            .7%



Each Agreement requires the Portfolio to pay all its expenses which are not assumed by Advisers and/or Investors. These expenses include, by way of example, but not by way of limitation, the fees and expenses of directors and officers who are not "affiliated persons" of Advisers, interest expenses, taxes, brokerage fees and commissions, fees and expenses of registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and of printing and distributing prospectuses annually to existing shareholders, custodian charges, auditing and legal expenses, insurance expenses, association membership dues, and the expense of reports to shareholders, shareholders' meetings and proxy solicitations.



Although investment decisions for the Portfolios are made independently from those of the other funds or private accounts managed by Advisers, sometimes the same security is suitable for more than one fund or account. If and when two or more funds or accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to each fund or account. The simultaneous purchase or sale of the same securities by a Portfolio and other funds or accounts may have a detrimental effect on a Portfolio, as this may affect the price paid or received by a Portfolio or the size of the position obtainable by a Portfolio.



During the fiscal years ended September 30, 1997, 1996 and 1995, National Portfolio and Minnesota Portfolio paid advisory and management fees as follows:
National Portfolio--$576,384, $581,556 and $557,889; Minnesota
Portfolio--$371,144, $395,618 and $387,530.



EXPENSES



Advisers bears the costs of acting as each Portfolio's transfer agent, registrar and dividend agent. Advisers also furnishes each Portfolio with all required management services, facilities, equipment, and personnel. Advisers or Investors also shall bear all promotional expenses in connection with the distribution of Portfolio shares, including paying for prospectuses and shareholder reports for new shareholders and the costs of sales literature.



Expenses that relate exclusively to a particular Portfolio, such as custodian charges and registration fees for shares, are charged to that Portfolio. Other expenses are allocated pro rata between the Portfolios in an equitable manner as determined by officers of the Fund under the supervision of the Board of Directors, usually on the basis of net assets or number of accounts.



PLAN OF DISTRIBUTION



The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1(b) provides that any payments made by the Fund in connection with financing the distribution of its shares may only be made pursuant to a written plan describing all aspects of the proposed financing of distribution, and also requires that all agreements with any person relating to the implementation of the plan must be in writing. in addition, Rule 12b-1(b)(1) requires that such plan be approved by a majority of the Fund's outstanding shares, and Rule 12b-1(b)(1) requires that such plan, together with any related agreements, be approved by a vote of the Board of Directors who are not interested persons of the fund and have no direct or indirect interest in the operation of the plan or in the agreements related to the plan, cast in person at a meeting called for the purpose of voting on such plan or agreement. Rule 12b-1(b)(3) requires that the plan or agreement provide in substance:


     (i) That it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in a paragraph
(b)(3) of Rule 12b-1;

    (ii) That any person authorized to direct the disposition of monies paid or payable by the fund pursuant to the plan or any related agreement shall provide to the Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purpose for which such expenditures were made; and

    (iii) In the case of a plan, that it may be terminated at any time by vote of a majority of the members of the Board of Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the plan, or in any agreements related to the plan or by vote of a majority of the outstanding voting securities of the Fund.

Rule 12b-1(b)(4) requires that such plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments of the plan must be approved in the manner described in paragraph (b)(2) of Rule 12b-1.


Rule 12b-1(c) provides that the fund may rely on Rule 12b-1(b) only if the selection and nomination of the disinterested directors of the Fund are committed to the discretion of such disinterested directors. Rule 12b-1(c) provides that the Fund may implement or continue a plan pursuant to Rule 12b-1(b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Section 88(a) and (b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit the Fund and its shareholders.


Pursuant to the provisions of the Distribution Plan, each Portfolio pays Investors a monthly fee at annual rate of .25% of each Portfolio's average daily net assets attributable to Class A shares and 1.00% of each Portfolio's average daily net assets attributable to Class B, H and C shares. Such fees are paid in connection with servicing of the shareholder accounts and in connection with distribution-related services provided with respect to the Portfolios.



A portion of each Portfolio's total fee is paid as a distribution fee and will be used by Investors to cover expenses that are primarily intended to result in, or that are primarily attributable to, the sale of shares of a Portfolio ("Distribution Fees"), and the remaining portion of the fee is paid as a shareholder servicing fee and will be used by Investors to provide compensation for ongoing servicing and/or maintenance of shareholder accounts ("Shareholder Servicing Fees"). For the Class A shares, the entire fee of .25% is designated as a Distribution Fee. For the Class B, Class C and Class H shares, Investors receives a total fee of 1.00% of the average daily net assets of each such class, of which .75% is designated as a Distribution Fee and .25% is designated as a Shareholder Servicing Fee.



Distribution Fees under the Plan include, but are not limited to, initial and ongoing sales compensation (in addition to sales charges) paid to registered representatives of Investors and to other broker-dealers; expenses incurred in the printing of prospectuses, statements of additional information and reports used for sales purposes; expenses of preparation and distribution of sales literature; expenses of advertising of any type; an allocation of Investors' overhead; and payments to and expenses of persons who provide support services in connection with the distribution of Fund shares. Shareholder Servicing Fees include all expenses of Investors incurred in connection with providing administrative or accounting services to shareholders, including, but not limited to, an allocation of Investors' overhead and payments made to persons, including employees of Investors, who respond to inquiries of shareholders of the Fund regarding their ownership of shares or their accounts with the Fund, or who provide other administrative or accounting services not otherwise required to be provided by Advisers.



Total distribution fees paid for the fiscal year ended September 30, 1997 and how those fees were used by Investors are:



                                             NATIONAL     MINNESOTA
                                             PORTFOLIO    PORTFOLIO
                                            -----------  -----------
Advertising...............................   $     442    $     329
Printing and Mailing of Prospectuses to
 Other Than Current Shareholders..........       8,676        5,238
Compensation to Underwriters..............      59,298       12,356
Compensation to Dealers...................      -0-          -0-
Compensation to Sales Personnel...........      -0-          -0-
Interest, Carrying or Other Financing
 Charges..................................      -0-          -0-
Other (distribution-related compensation
 sales literature, supplies, postage,
 toll-free phone).........................      13,510       15,673
                                            -----------  -----------
Total                                        $  81,926    $  33,596
                                            -----------  -----------
                                            -----------  -----------



UNDERWRITING AND DISTRIBUTION AGREEMENT



Pursuant to the Underwriting and Distribution Agreement, Investors has agreed to act as the principal underwriter in the sale and distribution to the public of shares of the Portfolios, either through dealers or otherwise. Investors has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. As compensation for its services, in addition to receiving its distribution fees pursuant to the Distribution Plan discussed above, Investors receives the sales load on sales of Portfolio shares as set forth in the Prospectus.



The following table sets forth the aggregate dollar amount of underwriting commissions paid by each Portfolio for the fiscal years ended September 30, 1995, 1996 and 1997 and the amount of such commissions retained by Investors.



                                  TOTAL UNDERWRITING COMMISSIONS
                                  -------------------------------
                                   FISCAL     FISCAL     FISCAL
                                    YEAR       YEAR       YEAR
                                    ENDED      ENDED      ENDED
                                   9/30/95    9/30/96    9/30/97
                                  ---------  ---------  ---------
National Portfolio..............  $ 151,195  $ 193,184  $  99,076
Minnesota Portfolio.............     95,293     92,398     58,107



                                     UNDERWRITING COMMISSIONS
                                      RETAINED BY DISTRIBUTOR
                                  -------------------------------
                                   FISCAL     FISCAL     FISCAL
                                    YEAR       YEAR       YEAR
                                    ENDED      ENDED      ENDED
                                   9/30/95    9/30/96    9/30/97
                                  ---------  ---------  ---------
National Portfolio..............    $28,849    $40,771  $  32,102
Minnesota Portfolio.............     15,212     21,877      8,448

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE


Because each Portfolio is exclusively composed of debt, rather than equity securities, most of the portfolio transactions are effected with dealers without the payment of brokerage commissions, but at net prices which usually include a spread or markup. In effecting such transactions on behalf of a Portfolio, Advisers seeks the most favorable net price consistent with the best execution. However, frequently Advisers selects a dealer to effect a particular transaction without contacting all dealers who might be able to effect such transaction, because of the volatility of the bond market and the desire of Advisers to accept a particular price for a security because the price offered by the dealer meets its guidelines for profit, yield, or both.



Decisions with respect to placement of the portfolio transactions are made by its investment adviser. The primary consideration in making these decisions is efficiency in the execution of orders and obtaining the most favorable net prices for a Portfolio. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to Advisers. Such research services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. This allows Advisers to supplement its own investment research activities and enables Advisers to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for a Portfolio. To the extent portfolio transactions are effected with broker-dealers who furnish research services to Advisers, Advisers receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to a Portfolio from these transactions.



Advisers has not entered into any formal or informal agreements with any broker-dealers, nor does it maintain any "formula" which must be followed in connection with the placement of portfolio transactions in exchange for research services provided Advisers, except as noted below. However, Advisers does maintain an informal list of broker-dealers, which is used from time to time as a general guide in the placement of business, in order to encourage certain broker-dealers to provide Advisers with research services which Advisers anticipates will be useful to it. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. Advisers will authorize a Portfolio to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if Advisers determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or Advisers' overall responsibilities with respect to the accounts as to which Advisers exercises investment discretion. Generally, a Portfolio pays higher commissions than the lowest rates available.



The Portfolios will not effect any brokerage transactions in their portfolio securities with any broker-dealer affiliated directly or indirectly with Advisers, unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Portfolios.



For the fiscal years ended September 30, 1997, 1996 and 1995, neither Portfolio paid any brokerage commissions. During the fiscal year ended September 30, 1997, the Portfolios did not acquire the securities of any of their regular brokers or dealers or the parent of those brokers or dealers.



Advisers has developed written trade allocation procedures for its management of the securities trading activities of its clients. Advisers manages multiple portfolios, both public (mutual funds) and private. The purpose of the trade allocation procedures is to treat the portfolios fairly and reasonably in situations where the amount of a security that is available is insufficient to satisfy the volume or price requirements of each portfolio that is interested in purchasing that security.


Generally, when the amount of securities available in a public offering or the secondary market is insufficient to satisfy the requirements for the interested portfolios, the procedures require a pro rata allocation based upon the amounts initially requested by each portfolio manager. In allocating trades made on combined basis, each participating portfolio will receive the same average price for the securities purchased or sold.

Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the procedures provide for exceptions to allocate trades on a basis other than pro rata. Examples of where adjustments may be made include:
(i) the cash position of the portfolios involved in the transaction; and (ii) the relative importance of the security to a portfolio in seeking to achieve its investment objective.

CAPITAL STOCK


The Portfolio's shares have a par value of $.01 per share and equal rights to share in dividends and assets. The shares possess no preemptive or conversion rights.



On December 31, 1997, no person owned of record or, to the Fund's knowledge, beneficially as much as 5% of the outstanding shares of any class of the Portfolios, except as follows:



NATIONAL PORTFOLIO: Class A--5% Gene W. Paulsen, P.O. Box 164, Gothenberg, NE; 17% Brian L. Johnson and Joan M. Johnson, P.O. Box 400, Spooner, WI; Class B--5% First Trust Nat'l Assoc. c/f Robert N. McDill IRA, 2731 State Rd. 25 N, Lafayette, IN; 5% Julie M.

March, Trustee, Julie M. March Trust, 1031 S. Fremont Ave, Springfield, MO; 15% NFSC FEBO Barbara A. Creel Trustee, Creel Family Trust, 11232 W. Cooper Drive, Littleton, CO; 5% Curtis A. March Trustee, Curtis A. March Trust, 1031 S. Fremont Ave, Springfield, MO and 13% NFSC FEBO First Bank NA, 918-17th Street, Denver, CO; Class C--21% Robert L. Wafer, 16020 Lima Rd., Huntertown, IN; 5% Eugene E. Shepard Trustee, FBO Eugene Shepard Living Trust, 12690 Grandin Lane, Bridgeton, MO; 9% Jerry J. Cummins and Susan L. Cummins, 5340 Wolf Road, Western Springs, IL; 7% Glenn H. Mannes and Bernita K. Mannes, RR1, Yankton, SD and 7% Sheldon Schram, 61 Ridgeview Drive, West Patterson, NJ; Class H--6% Maurice T. Moler, 716 18th St., Charleston, IL; 5% Sylvia W. Jacobs, 73 High St., Montclair, NJ; 5% Ashton Burt Cobourn and Patricia Ann Cobourn, 9607 Bristol Ave, Silver Springs, MD; 5% David L. Ashworth, 130 Elizabeths Quay, Grafton VA and 5% Margaret A. Elledge and Leroy M. Elledge, 1565 Oak Grove Drive, Manakin Sabot, VA.



MINNESOTA PORTFOLIO: Class A--23% NFSC FEBO, Michael Labalo, 2985 Norway Pine Rd. W., Brainerd, MN; 12% Julie A. Robeck, Trustee, FBO David and Carol Cook Irrevocable Trust, 321 S. Jefferson St, New Ulm, MN; and 5% Edward D. Jones & Co. F/A/O W.E. Mudge, P.O. Box 2500, Maryland Heights, MO; Class B--46% NFSC, Minerva Mikkilia Charitable Remainder Trust, 70 E. St. Marie St., Apt. #129, Duluth, MN; 7% Elsie M. Krostue, 100 Roosevelt St SE, Bemidji, MN; Class C--15% Theodore Pulosky c/f Brandie L. Pearson UTMA, RR1 Box 87, Donnelly, MN; 5% Joann Sathoff, RR1 Box 46, Dunnell, MN; 11% Catherine A. Estrem, 1594 Lakewood Dr., Maplewood, MN; 10% Greg L. Krause and Debra Krause, 19050 101st Ave N., Maple Grove, MN; 11% Dennis E. Jones and Pamela M. Jones, P.O. Box 186, Lowry, MN; 5% Henry A. Prchal and Patricia E. Prchal, 214 SW 2nd St, Young America, MN; 5% Harvey Hagedorn, 35624-140th St, Winnebago, MN; 10% Lyle W. Jahnke, 1305 Birch Avenue, Olivia, MN; and 15% Ardis E. Ninke, 8006 Hayes St NE, Spring Lake Park, MN; Class H--13% Mary C. Jackson, 4300 W. River Pkwy, Minneapolis, MN; 22% NKSC FEBO, Keith B. Magnuson, 737 Memorial Dr., Crookston, MN; and 22% Norwest Investment Services, 608 Second Ave S, Minneapolis, MN.


The Fund currently has two Portfolios, each issuing its own series of common shares. Each Portfolio currently offers its shares in five classes, each with different sales arrangements and bearing different expenses. Under the Fund's Articles of Incorporation, the Board of Directors is authorized to create new portfolios or classes without the approval of the shareholders of the Fund. Each share of stock will have a pro-rata interest in the assets of the Portfolio to which the stock of that series relates and will have no interest in the assets of any other Portfolio. In the event of liquidation, each share of a Portfolio would have the same rights to dividends and assets as every other share of that Portfolio, except that, in the case of a series with more than one class of shares, such distributions will be adjusted to appropriately reflect any charges and expenses borne by each individual class.


On some issues, such as the election of directors, all shares of the Fund vote together as one series. Each share of a Portfolio has one vote (with proportionate voting for fractional shares) irrespective of the relative net asset value of the Portfolios' shares. On issues affecting a particular Portfolio, the shares of the affected Portfolio vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Portfolio.


The Fund is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of the Fund may demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or the chief financial officer of the Fund. Within ninety days after receipt of the demand, a regular meeting of shareholders must be held at the Fund's expense. Additionally, the 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

Cumulative voting is not authorized. This means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so, and in such event the holders of the remaining shares will be unable to elect any directors.

COMPUTATION OF NET ASSET VALUE AND PRICING

On September 30, 1997, the Portfolios' net asset values per share were calculated as follows:


NATIONAL PORTFOLIO

CLASS E
Net Assets      ($59,726,860)
-------------------------            =  Net Asset Value Per Share
Shares Outstanding (5,395,595)       ($11.07)

CLASS A
Net Assets       ($7,262,978)
-------------------------            =  Net Asset Value Per Share
Shares Outstanding  (656,858)        ($11.06)

CLASS B
Net Assets       ($1,286,592)
-------------------------            =  Net Asset Value Per Share
Shares Outstanding  (116,432)        ($11.05)

CLASS H
Net Assets       ($5,110,698)
-------------------------            =  Net Asset Value Per Share
Shares Outstanding  (461,943)        ($11.06)

CLASS C
Net Assets         ($584,022)
-------------------------            =  Net Asset Value Per Share
Shares Outstanding   (52,886)        ($11.04)

MINNESOTA PORTFOLIO

CLASS E
Net Assets      ($43,584,008)
-------------------------            =  Net Asset Value Per Share
Shares Outstanding (4,167,840)       ($10.46)

CLASS A
Net Assets       ($3,689,004)
-------------------------            =  Net Asset Value Per Share
Shares Outstanding  (353,609)        ($10.43)

CLASS B
Net Assets       ($1,300,981)
-------------------------            =  Net Asset Value Per Share
Shares Outstanding  (124,850)        ($10.42)

CLASS H
Net Assets       ($1,227,210)
-------------------------            =  Net Asset Value Per Share
Shares Outstanding  (117,517)        ($10.44)

CLASS C
Net Assets         ($231,589)
-------------------------            =  Net Asset Value Per Share
Shares Outstanding   (22,178)        ($10.44)


To obtain the public offering price per share, the 4.5% sales charge must be added to the net asset value obtained above:

NATIONAL PORTFOLIO


CLASS E

 $11.07
   ----  =  Public Offering Price Per Share ($11.59)
   .955

CLASS A

 $11.06
   ----  =  Public Offering Price Per Share ($11.58)
   .955



MINNESOTA PORTFOLIO


CLASS E

 $10.46
   ----  =  Public Offering Price Per Share ($10.95)
   .955

CLASS A

 $10.43
   ----  =  Public Offering Price Per Share ($10.92)
   .955



The primary close of trading of the New York Stock Exchange (the "Exchange") currently is 3:00 P.M. (Central Time), but this time may be changed. The offering price for purchase orders received in the office of the Fund after the beginning of each day the Exchange is open for trading is based on net asset value determined as of the primary closing time for business on the Exchange that day; the price in effect for orders received after such close is based on the net asset value as of such close of the Exchange on the next day the Exchange is open for trading.


Generally, the net asset value of the Fund's shares is determined on each day on which the Exchange is open for business. The Exchange is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, net asset value need not be determined (i) on days on which changes in the value of the Fund's portfolio securities will not materially affect the current net asset value of the Fund's shares; or (ii) on days during which no Fund shares are tendered for redemption and no orders to purchase or sell Fund shares are received by the Fund.


SPECIAL PURCHASE PLANS

The Fund offers several special purchase plans, described in the Prospectus, which allow reduction or elimination of the sales charge for Class A and E shares under certain circumstances. Additional information regarding some of the plans is as follows:

STATEMENT OF INTENTION

The 13-month period is measured from the date the letter of intent is approved by Investors, or at the purchaser's option it may be made retroactive 90 days, in which case Investors will make appropriate adjustments on purchases during the 90-day period.

In computing the total amount purchased for purposes of determining the applicable sales commission, the public offering price (at the time they were purchased) of shares currently held in the Fortis Funds having a sales charge and purchased within the past 90 days may be used as a credit toward Fund shares to be purchased under the Statement of Intention. Any such fund shares purchased during the remainder of the 13-month period also may be included as purchases made under the Statement of Intention.

The Statement of Intention includes a provision for payment of additional applicable sales charges at the end of the period in the event the investor fails to purchase the amount indicated. This is accomplished by holding in escrow the number of shares represented by the sales charge discount. If the investor's purchases equal those specified in the Statement of Intention, the escrow is released. If the purchases do not equal those specified in the Statement of Intention, the shareholder may remit to Investors an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges that would have been paid on the aggregate purchases if the total of such purchases had been made at a single time. If the purchaser does not remit this sum to Investors on a timely basis, Investors will redeem the escrowed shares. The Statement of Intention is not a binding obligation on the part of the investor to purchase, or the Fund to sell, the full amount indicated. Nevertheless, the Statement of Intention should be read carefully before it is signed.

GIFTS OR TRANSFERS TO MINOR CHILDREN

This gift or transfer is registered in the name of the custodian for a minor under the Uniform Transfers to Minors Act (in some states the Uniform Gifts to Minors Act). Dividends or capital gains distributions are taxed to the child, whose tax bracket is usually lower than the adult's. However, if the child is under 14 years old and his or her unearned income is more than $1,300 per year, then that portion of the child's income which exceeds $1,300 per year will be taxed to the child at the parents' top rate. Control of the Fund shares passes to the child upon reaching a specified adult age (either 18 or 21 years in most states).

SYSTEMATIC INVESTMENT PLAN


The Fund provides a convenient, voluntary method of purchasing shares through its "Systematic Investment Plan." The principal purposes of the Plan are to encourage thrift by enabling you to make regular purchases in amounts less than normally required and to employ the principle of dollar cost averaging, as described below.


By acquiring Fund shares on a regular basis pursuant to a Systematic Investment Plan, or investing regularly on any other systematic plan, the investor takes advantage of the principle of dollar cost averaging. Under dollar cost averaging, if a constant amount is invested at regular intervals at varying price levels, the average cost of all the shares will be lower than the average of the price levels. This is because the same fixed number of dollars buys more shares when price levels are low and fewer shares when price levels are high. It is essential that the investor consider his or her financial ability to continue this investment program during times of market decline as well as market rise. The principle of dollar cost averaging will not protect against loss in a declining market, as a loss will result if the plan is discontinued when the market value is less than cost.

An investor has no obligation to invest regularly or to continue the Plan, which may be terminated by the investor at any time without penalty. Under the Plan, any distributions of income and realized capital gains will be reinvested in additional shares at net asset value unless a shareholder instructs Investors in writing to pay them in cash. Investors reserves the right to increase or decrease the amount required to open and continue a Plan, and to terminate any Plan after one year if the value of the amount invested is less than the amount indicated.

EXCHANGE PRIVILEGE


The amount to be exchanged must meet the minimum purchase amount of the fund being purchased. An investor should consider the differing investment objectives and policies of other funds prior to making such exchange.



For Federal tax purposes, except where the shareholder is a tax qualified plan, an exchange is a taxable event that probably will give rise to a capital gain or loss. Furthermore, if a shareholder carries out the exchange within 90 days of purchasing the shares in the Fund, the sales charge incurred on that purchase cannot be taken into account for determining the shareholder's gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other fund is reduced because of the exchange privilege. However, the amount of the sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.


REINVESTED DIVIDEND/CAPITAL GAINS DISTRIBUTIONS BETWEEN
FORTIS FUNDS

This privilege is based upon the fact that such orders are generally unsolicited and the resulting lack of sales effort and expense.

PURCHASES BY FORTIS, INC. (OR ITS SUBSIDIARIES) OR ASSOCIATED PERSONS

This privilege is based upon the relationship of such persons to the Fund and the resulting economies of sales effort and expense.

PURCHASES BY FUND DIRECTORS OR OFFICERS

This privilege is based upon their familiarity with the Fund and the resulting lack of sales effort and expense.

PURCHASES BY REPRESENTATIVES OR EMPLOYEES OF BROKER-DEALERS

This privilege is based upon the presumed knowledge such persons have about the Fund as a result of their working for a company selling the Fund's shares and resulting economies of sales effort and expense.

PURCHASES BY REGISTERED INVESTMENT COMPANIES

This privilege is based upon the generally unsolicited nature of such purchases and the resulting lack of sales effort and expense.

PURCHASES WITH PROCEEDS FROM REDEMPTION OF UNRELATED MUTUAL FUND SHARES OR SURRENDER OF CERTAIN FIXED ANNUITY CONTRACTS

SHAREHOLDERS OF UNRELATED MUTUAL FUNDS WITH SALES LOADS--This privilege is based upon the existing relationship of such persons with their broker-dealer or registered representative and/or the familiarity of such shareholders with mutual funds as an investment concept, with resulting economies of sales effort and expense.

OWNERS OF A FIXED ANNUITY CONTRACT NOT DEEMED A SECURITY UNDER THE SECURITIES LAWS--This privilege is based upon the existing relationship of such persons with their broker-dealer or registered representative and/or the lower acquisition costs associated with such sale, with resulting economies of sales effort and expense.

PURCHASES BY EMPLOYEES OF CERTAIN BANKS AND OTHER FINANCIAL SERVICES FIRMS

This privilege is based upon the familiarity of such investors with the Fund and the resulting lack of sales effort and expense.

PURCHASES BY INVESTMENT ADVISERS, TRUST COMPANIES, AND BANK TRUST DEPARTMENTS EXERCISING DISCRETIONARY INVESTMENT AUTHORITY OR USING A MONEY MANAGEMENT MUTUAL FUND "WRAP" PROGRAM

This privilege is based upon the familiarity of such investors with the Fund and the resulting lack of sales effort and expense.

REDEMPTION

The obligation of the Fund to redeem its shares when called upon to do so by the shareholder is mandatory with certain exceptions. The Fund will pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. When redemption requests exceed such amount, however, the Fund reserves the right to make part or all of the payment in the form of readily marketable securities or other assets of the Fund. An example of when this might be done is in case of emergency, such as in those situations enumerated in the following paragraph, or at any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. Any securities being so distributed would be valued in the same manner as the portfolio of the Fund is valued. If the recipient sold such securities, he or she probably would incur brokerage charges.


There is no charge for redemption, nor does the Fund contemplate establishing a charge, although it has the right to do so. In the event a charge were established, it would apply only to persons who became shareholders after such charge was implemented, and it would not, in any event, exceed 1% of the net asset value of the shares redeemed. Should further public sales ever be discontinued, the Fund may deduct a proportionate share of the cost of liquidating assets from the asset value of the shares being redeemed, in order to protect the equity of the other shareholders.


SYSTEMATIC WITHDRAWAL PLAN


An investor may open a "Systematic Withdrawal Plan" providing for withdrawals of $50 or more per quarter, semiannually, or annually if he or she has made a minimum investment in Portfolio shares of $4,000 ($50 or more per month if at least $10,000 has been invested), or has acquired and deposited shares having either an original cost, or current value computed on the basis of the offering price, equal to the appropriate amount. The minimum amount which may be withdrawn of $50 per month is a minimum only, and should not be considered a recommendation.


These payments may constitute return of capital, and it should be understood that they do not represent a yield or return on investment and that they may deplete or eliminate the investment. The shareholder cannot be assured of receiving payment for any specific period because payments will terminate when all shares have been redeemed. The number of such payments will depend on the amount of each payment, the frequency of each payment, and the increase (or decrease) in value of the remaining shares.


Under this Plan, any distributions of income and realized capital gains are reinvested at net asset value. If a shareholder wishes to purchase additional shares of a Portfolio under this Plan, other than by reinvestment of distributions, it should be understood that he or she would be paying a sales commission on such purchases, while liquidations effected under the Plan would be at net asset value. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. Additions to a shareholder account in which an election has been made to receive systematic withdrawals will be accepted only if each such addition is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. A shareholder may not have a "Systematic Withdrawal Plan" and a "Systematic Investment Plan" in effect simultaneously, as it is not, as explained above, advantageous to do so.



The Plan is voluntary, flexible, and under the shareholder's control and direction at all times, and does not limit or alter his or her right to redeem shares. The Plan may be terminated in writing at any time by either the shareholder or the Fund. The cost of operating the Plan is borne by Advisers. The redemption of shares pursuant to the Plan is a taxable event to the shareholder.


REINVESTMENT PRIVILEGE


In order to allow investors who have redeemed Fund shares an opportunity to reinvest without additional cost, a one-time privilege is offered whereby an investor may reinvest in the Fund, or in any other fund underwritten by Investors and available to the public, without a sales charge. The reinvestment privilege must be exercised in an amount not exceeding the proceeds of redemption, must be exercised within 60 days of redemption and only may be exercised once with respect to the Fund.


The purchase price for Fund shares will be based upon net asset value at the time of reinvestment, and may be more or less than the redemption value. Should an investor utilize the reinvestment privilege within 30 days following a redemption which resulted in a loss, all or a portion of that loss may not be currently deductible for Federal income tax purposes. Exercising the reinvestment privilege would not alter any capital gains taxes payable on a realized gain. Furthermore, if a shareholder redeems within 90 days of purchasing the shares in the Fund, the sales charge incurred on that purchase cannot be taken into account for determining the shareholder's gain or loss on the sale of those shares.

TAXATION


The Portfolios qualified in the tax year ended September 30, 1997, and intend to continue to qualify, as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). As long as they so qualify, the Portfolios are not taxed on the income distributed to shareholders.



Gain or loss realized upon the sale of shares in a Portfolio will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. For corporate shareholders, such gain or loss will be long-term capital gain or loss if the shares were held for more than one year.



For shareholders who are individuals, estates and trusts, the gain or loss will be considered long-term if the shareholder has held the shares for more than 18 months and mid-term if the shareholder has held the shares for more than one year but not more than 18 months. For individuals, estates and trusts, in taxable year 1998, long-term capital gains are subject to a maximum tax rate of 20% while mid-term capital gains are subject to a maximum rate of 28% and ordinary income is subject to a maximum rate of 39.6%. (The maximum effective tax rate may be in excess of 39.6%, resulting from a combination of the nominal tax rate and a phase-out of personal exemptions and a partial disallowance of itemized deductions for individuals with taxable incomes above certain levels.)

Under the Code, each Portfolio is required to withhold and remit to the U.S. Treasury 31% of dividend and capital gain income on the accounts of certain shareholders who fail to provide a correct tax identification number, fail to certify that they are not subject to backup withholding, or are subject to backup withholding for some other reason.



Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Portfolios, is not deductible by the investor in proportion to the percentage of each Portfolio's distributions from investment income and short-term capital gains that is exempt from federal income tax. Minnesota law also restricts the deductibility of interest on indebtedness incurred or continued to purchase or carry shares of a Portfolio. Indebtedness may be allocated to shares of a Portfolio even though not directly traceable to the purchase of such shares.


Any loss on the sale or exchange of shares held for six months or less (although regulations may reduce this time period to 31 days) will be disallowed for Federal income tax purposes to the extent of the amount of any exempt-interest dividend received with respect to such shares. Except to the extent disallowed pursuant to the preceding sentence, any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of any dividend received from long-term capital gains with respect to such shares. Similar rules apply in the case of individuals, estates, and trusts under Minnesota law.

Certain deductions otherwise allowable to financial institutions and property and casualty insurance companies will be eliminated or reduced by reason of the receipt of certain exempt-interest dividends.


If either Portfolio disposes of a Municipal Obligation that it acquired after April 30, 1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.


If the Portfolios invest in options on securities, the marked-to-market rules of the Code may require them to recognize gains and losses on options held by the Portfolios at the end of the fiscal year. Under the marked-to-market rules, 60% of a net capital gain or loss recognized is treated as long-term and 40% as short-term. In addition, if a Portfolio held offsetting options that were considered a "straddle" for purposes of the Code, and those options were not subject to the marked-to-market rules described above, the straddle rules of the Code would require deferral of certain losses realized on positions of the straddle to the extent that a Portfolio had unrealized gains in offsetting positions at year end.

If the Portfolios invest in zero coupon obligations upon their issuance, such obligations will have original issue discount in the hands of the Portfolios. Generally, original issue discount equals the difference between the "stated redemption price at maturity" of the obligation and its "issue price," as those terms are defined in the Code. Similarly, if a Portfolio acquires an already issued zero coupon bond from another holder, the bond will have original issue discount in the Portfolio's hands, equal to the difference between the "adjusted issue price" of the bond at the time the Portfolio acquires it (that is, the original issue price of the bond plus the amount of original issue discount accrued to date) and its stated redemption price at maturity. In each case, the Portfolios are required to accrue as ordinary interest income a portion of such original issue discount even though the Portfolios receive no cash currently as interest payments, on the obligation. Because the Portfolios are each required to distribute substantially all of their net investment income (including accrued original issue discount) in order to qualify as regulated investment companies, the Portfolios may be required to distribute an amount greater than the total cash income the Portfolios actually receive. Accordingly, in order to make the required distribution, the Portfolios may be required to borrow or to liquidate securities. The extent to which the Portfolios may liquidate securities at a gain may be limited by the requirement that generally less than 30% of the Portfolios' gross income (on an annual basis) must consist of gains from the sale of securities held for less than three months.


The 1995 Minnesota Legislature enacted a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. The Portfolios are not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. Nevertheless, the Portfolios cannot predict the likelihood that interest on the Minnesota bonds held by the Portfolios would become taxable under this Minnesota statutory provision.



The foregoing is a general discussion of the income tax consequences of an investment in the Portfolios as of the date of this Statement of Additional Information. Distributions from net investment income and from net realized capital gains may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, or local taxes.

PERFORMANCE COMPARISONS



Advertisements and other sales literature for the Portfolios may refer to "average annual total return," "cumulative total return," "yield" and "tax equivalent yield." All such yield and total return quotations are based on historical earnings and are not intended to indicate future performance.



Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the computation period by the maximum offering price per share on the last day of the period, according to the following formula. The result will then be annualized using a formula that provides for semi-annual compounding of income.



                  [(   (a-b) )]    6
       Yield = 2 [(    ----- )]       - 1
                  [(    cd   )]




   Where:  a     = dividends and interest earned
                   during the period;
           b     = expenses accrued for the
                   period (net of
                   reimbursements);
           c     = the average daily number of
                   shares outstanding during the
                   period that were entitled to
                   receive dividends; and
           d     = the maximum offering price per
                   share on the last day of the
                   period.



"Tax equivalent yield" is computed by dividing the portion of the Portfolio's yield which is tax-exempt by one minus a stated income tax rate. The result is then added to the portion of the Portfolio's yield, if any, which is not tax exempt.



The Portfolios' yields for the 30-day period ended September 30, 1997, were:



                                CLASS A   CLASS B   CLASS C   CLASS H   CLASS E
                                -------   -------   -------   -------   -------
National Portfolio............    4.38%     3.84%     3.84%     3.84%     4.62%
Minnesota Portfolio...........    4.34%     3.79%     3.79%     3.79%     4.57%



The Portfolios' tax-exempt yields for the 30-day period ended September 30, 1997 (assuming a Federal tax rate of 39.6%, and combined Minnesota/Federal tax rate of 44.7%) were:



                                             TAX-EQUIVALENT YIELDS
                                -----------------------------------------------
                                CLASS A   CLASS B   CLASS C   CLASS H   CLASS E
                                -------   -------   -------   -------   -------
National Portfolio............    7.25%     6.36%     6.36%     6.36%     7.65%
Minnesota Portfolio...........    7.85%     6.85%     6.85%     6.85%     8.26%



Average annual total return is the average annual compounded rate of return on a hypothetical $1,000 investment made at the beginning of the advertised period. Average annual total return figures are computed according to the following formula:



     P(1+T) to the power of n        =  ERV

   Where:  P     = a hypothetical initial
                   payment of $1,000
           T     = average annual total
                   return;
           n     = number of years; and
           ERV   = ending redeemable value
                   at the end of the period
                   of a hypothetical $1,000
                   payment made at the
                   beginning of such
                   period.




This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts. Average annual total return quotations may be accompanied by quotations which do not reflect the reduction in value of the initial investment due to the sales charge, and which thus will be higher.



The following table sets forth the average annual total return of each Portfolio and each class of shares for various periods ended September 30, 1997.


                                         AVERAGE ANNUAL TOTAL RETURNS
                                  ------------------------------------------
                                                               10 YEARS/
NATIONAL PORTFOLIO                  1 YEAR      5 YEARS     SINCE INCEPTION
--------------------------------  ----------  -----------  -----------------
Class E Shares..................       3.32%        5.61%          7.66%
Class A Shares*.................       3.10%         N/A           8.00%
Class B Shares*.................       3.54%         N/A           8.08%
Class C Shares*.................       6.04%         N/A           8.85%
Class H Shares*.................       3.53%         N/A           8.11%


MINNESOTA PORTFOLIO
--------------------------------
Class E Shares..................       2.28%        5.18%          7.10%
Class A Shares*.................       1.86%         N/A           6.77%
Class B Shares*.................       2.41%         N/A           6.83%
Class C Shares*.................       5.00%         N/A           7.70%
Class H Shares*.................       2.40%         N/A           6.89%


------------------------

*Inception date: November 14, 1994

Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:



         ERV + P
CTR  =  ( -------)  100
            P




   Where:  CTR   = Cumulative total return
           ERV   = ending redeemable value
                   at the end of the period
                   of a hypothetical $1,000
                   payment made at the
                   beginning of such
                   period; and
           P     = initial payment of
                   $1,000




This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.


The following table sets forth the cumulative total returns for each Portfolio and each class of shares for the period from inception (March 17, 1986 for the Class E shares and November 14, 1994 for all other classes of shares) through September 30, 1997.


                                   CUMULATIVE
NATIONAL PORTFOLIO               TOTAL RETURNS
-------------------------------  --------------
Class E Shares.................        114.9%
Class A Shares*................         24.8
Class B Shares*................         25.1
Class C Shares*................         27.7
Class H Shares*................         25.2


MINNESOTA PORTFOLIO
-------------------------------
Class E Shares.................        101.4%
Class A Shares*................         20.8
Class B Shares*................         20.9
Class C Shares*................         23.8
Class H Shares*................         21.2


------------------------

*Inception date: November 14, 1994



As noted in the Prospectus, the Portfolios may advertise relative performance as compiled by outside organizations or refer to publications which have mentioned their performance or track the performance of investment companies. Following is a list of ratings services which may be referred to, along with the category in which the Portfolios are included. Because some of these services do not take into account sales charges, their ratings may sometimes be different than had they done so:



RATINGS SERVICE                  CATEGORY
-------------------------------  -------------------------------
Lipper Analytical Services,      general municipal bond
 Inc.
Wiesenberger Investment          U.S. Government Securities
 Companies Services
Morningstar Publications, Inc.   municipal bond--general
Johnson's Charts                 municipal bond
CDA Technologies, Inc.           municipal bond



Also see Appendix B for a list of publications in which articles about the Portfolios may appear.



TAX-EXEMPT VERSUS TAXABLE INCOME



The following tables show the yield that taxable investments would have to earn to equal tax-exempt income earned by an investment in the National Portfolio or the Minnesota Portfolio, respectively. The tax-exempt yields shown are for illustrative purposes only and are not indicative of the Portfolios' yields.



NATIONAL PORTFOLIO


                                TAX-EXEMPT YIELDS
                 -----------------------------------------------
                 4.00%     5.00%     6.00%     7.00%     8.00%


  FEDERAL TAX
      RATE                  TAXABLE EQUIVALENT YIELDS
  ------------   -----------------------------------------------
      15%        4.71%     5.88%     7.06%     8.24%     9.41%
      28%        5.56%     6.94%     8.33%     9.72%     11.11%
      31%        5.80%     7.25%     8.70%     10.14%    11.59%
      36%        6.25%     7.81%     9.38%     10.94%    12.50%
    39.6%        6.62%     8.28%     9.93%     11.59%    13.25%



MINNESOTA PORTFOLIO


                                TAX-EXEMPT YIELDS
                 -----------------------------------------------
                 4.00%     5.00%     6.00%     7.00%     8.00%


  APPROXIMATE
    COMBINED
   STATE AND
  FEDERAL TAX
      RATE                  TAXABLE EQUIVALENT YIELDS
  ------------   -----------------------------------------------
    20.1%        5.01%     6.26%     7.51%     8.76%     10.01%
    21.8%        5.12%     6.39%     7.67%     8.95%     10.23%
    33.8%        6.04%     7.55%     9.06%     10.57%    12.08%
    34.1%        6.07%     7.59%     9.10%     10.62%    12.14%
    36.9%        6.44%     7.92%     9.50%     11.09%    12.68%
    41.4%        6.83%     8.53%     10.24%    11.95%    13.65%
    44.7%        7.23%     9.04%     10.85%    12.66%    14.47%



The tax rates shown above are based on federal and Minnesota tax rates in effect in 1998. In the tables for Minnesota Portfolio, the combined tax rates assume that state and local income taxes paid are deducted in calculating federal taxable income. The tables do not reflect the federal and state rules for the phase-out of personal exemptions and deductions. For years after 1998, the federal and Minnesota tax bracket amounts will be adjusted for inflation. If these scheduled changes take effect, they will result in slightly different taxable equivalent yields for 1999 and later years than those shown in the tables.

FINANCIAL STATEMENTS


The audited financial statements as of September 30, 1997, as set forth in the Portfolios' Annual Report to Shareholders, are incorporated herein by reference. The audited financial statements are provided in reliance on the report of KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, MN 55402, independent auditors of the Fund, and given on the authority of such firm as experts in accounting and auditing. The Annual Report accompanies this Statement of Additional Information.



CUSTODIAN AND COUNSEL



U.S. Bank National Association, 601 Second Avenue South, Minneapolis, MN 55480 acts as custodian of each Portfolio's assets and portfolio securities. Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, MN 55402, is the independent General Counsel for the Fund.


LIMITATION OF DIRECTOR LIABILITY

Under Minnesota law, each director of Fortis Income owes certain fiduciary duties to it and to its shareholders.

Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of Fortis Income limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such a liability cannot be limited as provided in the 1940 Act (which act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the 1940 Act and the rules and regulations adopted under such act.

ADDITIONAL INFORMATION

The Fund has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933, as amended, with respect to the common stock offered hereby. The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, certain parts of which are omitted in accordance with Rules and Regulations of the Commission. The Registration Statement may be inspected at the principal office of the Commission at 450 Fifth Street, N.W., Washington, D.C., and copies thereof may be obtained from the Commission at prescribed rates.

APPENDIX A


DESCRIPTION OF FUTURES, OPTIONS AND FORWARD CONTRACTS

OPTIONS ON SECURITIES

An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although this entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered." A call option written by a Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and high grade government securities in a segregated account with its custodian. A put option written by a Portfolio is "covered" if the Fund maintains cash and high grade government securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price in the case of a put option. Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

Options on securities and options on indexes of securities, discussed below, are traded on national securities exchanges, such as the Chicago Board Options Exchange and the New York Stock Exchange, which are regulated by the SEC. The Options Clearing Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. A holder or writer may engage in transactions in exchange-traded options on securities and options on indexes of securities only through a registered broker-dealer which is a member of the exchange on which the option is traded.

In addition, options on securities and options on indexes of securities may be traded on exchanges located outside the United States and over-the-counter through financial institutions dealing in such options as well as the underlying instruments. The particular risks of transactions on foreign exchanges and over-the-counter transactions are set forth more fully in the Statement of Additional Information.

FUTURES CONTRACTS ON FIXED INCOME SECURITIES AND BOND INDEXES

A Futures Contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a Futures Contract provides for a specified settlement date on which, in the case of the majority of interest rate futures contracts, the fixed income securities underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of certain interest rate futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures Contracts call for settlement only on the expiration date and cannot be "exercised" at any other time during their term.

The purchase or sale of a Futures Contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the Futures Contract fluctuates, making positions in the Futures Contracts more or less valuable, a process known as "marking to the market."

U.S. Futures Contracts may be purchased or sold only on an exchange, known as a "contract market," designated by the CFTC for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a Futures Contract, by in effect taking the opposite side of such contract. At any time prior to the expiration of a Futures Contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it. Futures Contracts may also be traded on foreign exchanges.

Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities and U.S. Treasury Bills. In addition, interest rate futures contracts include contracts on indexes of municipal securities.

The index underlying a municipal bond index futures contract is a broad based index of municipal securities designed to reflect movements in the municipal securities market as a whole. The index assigns weighted values to the securities included in the index and its composition is changed periodically.

OPTIONS ON FUTURES CONTRACTS

An Option on a Futures Contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract, in the case of a call option, or a "short" position in the underlying Futures Contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of Futures Contracts, such as payment of variation margin deposits. In addition, the writer of an Option on a Futures Contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an Option on a Futures Contract may be terminated by the purchaser or seller prior to expiration by affecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

Options on Futures Contracts that are written or purchased by a Portfolio on United States exchanges are traded on the same contract market as the underlying Futures Contract, and, like Futures Contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearing house. In addition, Options on Futures Contracts may be traded on foreign exchanges.

An option, whether based on a Futures Contract, a stock index or security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the timing of such exercise.

APPENDIX B



Following is a list of the publications in which articles about the Portfolios may appear and to which the Portfolios may refer.


AMERICAN BANKER (The)
AP-DOW Jones News Service
ASSOCIATED PRESS (The)
BARRON'S
BETTER INVESTING
BOARDROOM REPORTS
BOND BUYER & CREDIT MARKETS (The)
BOND BUYER (The)
BONDWEEK
BUSINESS MONTH
BUSINESS WEEK
CABLE NEWS NETWORK
CASHFLOW MAGAZINE
CFO
CHICAGO TRIBUNE (The)
CHRISTIAN SCIENCE MONITOR
CITY BUSINESS/CORPORATE REPORT
CITYBUSINESS PUBLICATIONS
COMMERCIAL & FINANCIAL CHRONICLE
CONSUMER GUIDE
CORPORATE FINANCE
DALLAS MORNING NEWS
DOLLARS & SENSE
DOW-JONES NEWS SERVICE
ECONOMIST (The)
EQUITY INTERNATIONAL
EUROMONEY
FINANCIAL EXECUTIVE
FINANCIAL PLANNING
FINANCIAL SERVICES WEEK
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
FUTURES
GLOBAL FINANCE
GLOBAL INVESTOR
INDUSTRY WEEK
INSTITUTIONAL INVESTOR
INTERNATIONAL HERALD TRIBUNE
INVESTMENT DEALER'S DIGEST
INVESTOR'S BUSINESS DAILY
KIPLINGER PERSONAL FINANCE
KIPLINGER CALIF. LETTER (The)
KIPLINGER FLORIDA LETTER
KIPLINGER TEXAS LETTER
KIPLINGER WASHINGTON LETTER (The)
KNIGHT/RIDDER FINANCIAL
LA TIMES
LIPPER ANALYTICAL SERVICES
MARKET CHRONICLE
MINNEAPOLIS STAR TRIBUNE
MONEY
MONEY MANAGEMENT LETTER
MOODY'S INVESTORS SERVICE, INC.
NATIONAL THRIFT NEWS
NATIONAL UNDERWRITER
NELSON'S RESEARCH MONTHLY
NEW YORK DAILY NEWS
NEW YORK NEWSDAY
NEW YORK TIMES (The)
NEWSWEEK
NIGHTLY BUSINESS REPORT (The)
PENSION WORLD
PENSIONS & INVESTMENT AGE
PERSONAL INVESTOR
PORTFOLIO LETTER
REGISTERED REPRESENTATIVE
RUETERS
SECURITIES PRODUCT NEWS
SECURITIES WEEK
SECURITY TRADERS HANDBOOK
SAINT PAUL PIONEER PRESS
STANDARD & POOR'S CORPORATION
STANGER'S INVESTMENT ADVISOR
STANGER'S SELLING MUTUAL FUNDS
STOCK MARKET MAGAZINE (The)
TIME
TRUSTS & ESTATES
U.S. NEWS & WORLD REPORT
UNITED PRESS INTERNATIONAL
USA TODAY
WALL STREET JOURNAL (The)
WASHINGTON POST (The)
FORTIS BENEFITS INSURANCE COMPANY
WOODBURY BULLETIN
WIESENBERGER INVESTMENT COMPANIES
  SERVICES

                                        PART C

                           Fortis Tax-Free Portfolios, Inc.

                                  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial statements are incorporated by reference to the Registrant's Annual Report previously filed with the Commission.

(b)       Exhibits:

          1.   Articles of Incorporation (3)
          2.   Bylaws (1)
          3.   Not applicable
          4.   Not applicable
          5.1  Investment Advisory and Management Agreement, Series A (1)
          5.2  Investment Advisory and Management Agreement, Series B (6)
          6.   Underwriting and Distribution Agreement (3)
          7.   Not applicable
          8.   Custody Agreement (1)
          9.   Not applicable
          10.  Not applicable
          11.  Consent of KPMG Peat Marwick LLP (6)
          12.  Not applicable
          13.  Not applicable
          14.  Not applicable
          15.  Plan of Distribution (5)
          16.  Computation of Performance Quotations (2)
          17.  Not applicable
          18.  Plan pursuant to Rule 18f-3 (4)

-------------------
(1) Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed with the Commission in November 1992.
(2) Incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed with the Commission in November 1991.
(3) Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the Commission in November 1994.
(4) Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A filed with the Commission in January 1996.

(5) Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A filed with the Commission in January 1997.
(6)       Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

          As of December 31, 1997, there were the following number of record holders of each class of Common Shares of each Portfolio:

     MINNESOTA PORTFOLIO                          NATIONAL PORTFOLIO
     -------------------                          ------------------

     Class A          128                         Class A          255
     Class B           41                         Class B           59
     Class C           19                         Class C           49
     Class H           33                         Class H          105
     Class E        1,242                         Class E        1,750

ITEM 27.  INDEMNIFICATION

     Refer to Post-Effective Amendment No. 8 to the Registrant's Registration Statement filed with the Commission in February 1988, which is incorporated herein by reference.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information on the business of the Adviser is described in the Statement of Additional Information. In addition to those listed in the Statement of Additional Information:


                                                       Other Business/Employment
Name                     Position with Adviser         During Past Two Years
----                     ---------------------         ---------------------
Michael D. O'Connor      Qualified Plan Officer        Qualified Plan Officer of
                                                       Fortis Benefits Insurance
                                                       Company
David C. Greenzang       Money Market Portfolio        Debt securities manager
                         Officer                       with Fortis, Inc.


ITEM 29.  PRINCIPAL UNDERWRITERS

(a)       Fortis Advantage Portfolios, Inc.
          Fortis Equity Portfolios, Inc.
          Fortis Fiduciary Fund, Inc.

          Fortis Income Portfolios, Inc.
          Fortis Money Portfolios, Inc.
          Fortis Securities, Inc.
          Fortis Series Fund, Inc.
          Fortis Worldwide Portfolios, Inc.
          Variable Account C of Fortis Benefits Insurance Company
          Variable Account D of Fortis Benefits Insurance Company

(b)       In addition to those listed in the Statement of Additional
          Information:

                              Positions and Offices    Positions and Offices
    Name/Address                 with Underwriter          with Registrant
---------------------         ----------------------   ----------------------
Carol M. Houghtby             2nd Vice President and   Accounting Officer
500 Bielenberg Drive          Treasurer
Woodbury, MN

(c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Registrant at Fortis Advisers, Inc., 500 Bielenberg Drive, Woodbury, MN 55125.

ITEM 31.  MANAGEMENT SERVICES

          Not applicable.

ITEM 32.  UNDERTAKINGS

(a)       Not applicable.

(b)       Not applicable.

(c) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrant without charge.

                                      SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodbury and State of Minnesota on the 29th day of January 1998.

                                   FORTIS TAX-FREE PORTFOLIOS, INC.
                                    (Registrant)


                                   By /s/ Dean C. Kopperud
                                      ------------------------------
                                      Dean C. Kopperud, President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

  /s/ Dean C. Kopperud             President (principal     January 29, 1998
----------------------------       executive officer)
Dean C. Kopperud

  /s/ Tamara L. Fagely             Treasurer (principal     January 29, 1998
---------------------------        financial and
Tamara L. Fagely                   accounting officer)


Richard D. Cutting*                Director

Allen R. Freedman*                 Director

Robert M. Gavin*                   Director

Benjamin S. Jaffray*               Director

Jean L. King*                      Director

Edward M. Mahoney*                 Director

Robb L. Prince*                    Director

Leonard J. Santow*                 Director

Noel S. Shadko*                    Director

Joseph M. Wikler*                  Director


*By   /s/ Dean C. Kopperud                                  January 29, 1998
     ----------------------------
     Dean C. Kopperud, Attorney-in-Fact
     (Pursuant to a Power of Attorney dated March 21, 1996)